--------------------------------------------------------------------------------
TABLE OF CONTENTS
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President's Letter.....................................................       1
INDEX PLUS FUNDS:
Investment Review......................................................       3
Portfolios of Investments:
 Aetna Index Plus Bond Fund............................................      11
 Aetna Index Plus Large Cap Fund.......................................      13
 Aetna Index Plus Mid Cap Fund.........................................      19
 Aetna Index Plus Small Cap Fund.......................................      24
Statements of Assets and Liabilities...................................      30
Statements of Operations...............................................      32
Statements of Changes in Net Assets....................................      34
Notes to Financial Statements..........................................      42
Additional Information.................................................      47
Financial Highlights...................................................      48
Independent Auditors' Report...........................................      64

                               PRESIDENT'S LETTER

Dear Valued Shareholder,

Thank you for investing in the Aetna Series Fund, Inc. With more than 7,500 mutual funds available in today's market, we particularly appreciate your having chosen our products.

Let's recap the market. Twelve months ago, high U.S. market volatility and a number of significant international economic problems created anxiety in the markets. With the arrival of 1999, however, fears began to abate and the financial market environment improved. By mid-year, emerging markets began to rebound. European performance offered hope for its best potential in a decade. An early-year economic improvement in Japan had been initially viewed as a short-term statistical anomaly. However, by summer, improving private-sector demand suggested that Japan's recovery might last.

As welcome as this foreign economic robustness might have been, when combined with a loss of momentum by the U.S. dollar and signs of possible inflationary pressures down the line, the Federal Reserve has increased short-term interest rates twice. This has led to a sell-off in U.S. bond markets and a flattening of equity-market returns. In fact, the U.S. or domestic market, as a whole, produced negative returns for the calendar quarter ending September 30. Still, the U.S. economy continues to show signs of steadiness and vigor. Today, leading economic reports indicate that the U.S. economy is growing robustly - without generating an acceleration in inflation.

At Aetna Series Fund, Inc., and its advisor Aeltus Investment Management, Inc., we strive to continuously improve our products and services. Here are some highlights of our efforts since we last wrote to you:

      o AETNA PRINCIPAL PROTECTION FUND I enjoyed a successful offering period, as investors committed over $160 million to the fund; AETNA PRINCIPAL PROTECTION FUND II is currently in its offering period. These innovative total-return funds offer investors downside protection - while providing investors the opportunity for upside market potential.

      o AETNA MUTUAL FUNDS was listed among the best-selling fund groups for September, based on new incoming flows of dollars (Barron's, November 1, 1999).

      o Fifteen of our nineteen mutual funds OUTPERFORMED THEIR BENCHMARKS for the one-year period ended October 31, 1999, based upon Class I returns.

      o     Aeltus critical business systems are now YEAR 2000 READY.

      o As of November 1, 1999, Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund have LOWER EXPENSE CAPS. Lowering the total expenses charged to investors will contribute to higher returns for investors.

As we stand at the gateway to a new fund year - and to a new century - you have our commitment to bringing you our best in products and services. We wish you a prosperous new year.

Sincerely,


/s/ John Y. Kim                                    /s/ J. Scott Fox

John Y. Kim                                        J. Scott Fox
President and Chief Investment Officer             President
Aeltus Investment Management, Inc.                 Aetna Series Fund, Inc.

                                                      Aetna Index Plus Bond Fund
                                                               Growth of $10,000

[The following table was represented as a mountain chart in the printed material.]

                          Aetna Index Plus        Lehman Brothers
                         Bond Fund (Class I)   Aggregate Bond Index

Feb-98                         10,000                 10,000
                               10,075                 10,089
                               10,277                 10,293
Oct-98                         10,549                 10,649
                               10,717                 10,818
                               10,651                 10,554
                               10,465                 10,384
Oct-99                         10,612                 10,538

                  -------------------------------------------
                          Average Annual Total Returns
                     for the period ended October 31, 1999*
                  -------------------------------------------
                                    1 Year        Inception
                  -------------------------------------------
                  Class I            0.61%         3.48%
                  -------------------------------------------
                  Class A:
                   POP (1)          -2.64%         1.44%
                   NAV (2)           0.37%         3.23%
                  -------------------------------------------
                  Class B:
                   w/CDSC (3)       -5.15%         0.16%
                   NAV              -0.32%         2.44%
                  -------------------------------------------
                  Class C:
                   w/CDSC (4)       -0.84%         2.66%
                   NAV              -0.13%         2.66%
                  -------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/04/98), adjusted for fees and expenses. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                           AETNA INDEX PLUS BOND FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Index Plus Bond Fund Class I shares generated a 0.61% total return, net of fund expenses, for the year ended October 31, 1999. The benchmark, Lehman Brothers Aggregate Bond Index(a), returned 0.53% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

Over the past twelve months, the U.S. economy has continued its pattern of strong growth and low inflation. Last fall due to deflation and credit concerns the Federal Reserve (the "Fed") decreased interest rates three times driving U.S. Treasury rates to new lows. Since that time the Fed has increased rates twice (June 30 and August 24) leading to interest rates increasing over 150 basis points (1.5%) in the intermediate portion of the yield curve. In this environment of strong growth, corporate and


                                                      See Definition of Terms. 3
securitized markets outperformed U.S. Treasuries. Most of this outperformance came in the early part of the year.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST TWELVE MONTHS?

Overall, our overweight position in investment grade corporate bonds (relative to the Lehman Brothers Aggregate Bond Index) was the largest contributor to Fund performance. During the first four months of 1999, the corporate market experienced strong returns. Our overweight position in industrial corporate bonds positively affected the Fund's performance during this time. However, during July and August, spreads on corporate bonds widened, eroding some of these gains. Despite this, we remained committed to higher quality corporate issues which enabled the Fund to benefit from a decline in corporate spreads in September.

A negative offset to performance was the Fund's underweight position in agency securities, which also outperformed U.S. Treasuries for the past twelve months due to declining swap spreads. However, we slowly added agency securities towards the end of the fiscal year.

WHAT IS YOUR OUTLOOK GOING FORWARD?

With U.S. economic growth still strong and global markets gaining momentum, we expect the Fed will continue its tightening monetary policy (raising interest rates). In this environment, rates would increase until the tightening takes hold and the economy slows. With this in mind, our strategy will be to maintain a conservative posture in credit products.

Our sector strategy will be to maintain a high quality portfolio, favoring BBB-rated and above corporate bonds. We also expect to opportunistically increase our exposure to government agency securities given their spreads are wider than historical averages.

-------------------------------------------
QUALITY RATINGS
-------------------------------------------
AAA                               58.8%
AA                                 2.1%
A                                 24.5%
BBB                               13.0%
BB                                 1.6%

-------------------------------------------
MATURITY DISTRIBUTION
-------------------------------------------
 0 - 1 years                       6.6%
 1 - 5 years                      27.7%
 5 - 10 years                     17.6%
10 - 20 years                     12.0%
20 + years                        36.1%

The opinions expressed reflect those of the portfolio manager only through October 31, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


4 See Definition of Terms.

           Aetna Index Plus Large Cap Fund
                         Growth of $10,000

[The following table was represented as a mountain chart in the printed material.]

                            Aetna Index Plus
                        Large Cap Fund (Class I)        S&P 500 Index

Dec-96                           10,000                    10,000
                                 10,932                    10,763
                                 13,100                    12,879
Oct-97                           12,449                    12,396
                                 13,406                    13,340
                                 15,247                    15,186
                                 15,671                    15,365
Oct-98                           15,369                    15,124
                                 18,496                    17,674
                                 19,029                    18,499
                                 19,051                    18,469
Oct-99                           19,834                    19,005

                          Aetna Index Plus Mid Cap Fund
                                      Growth of $10,000

[The following table was represented as a mountain chart in the printed material.]

                     Aetna Index Plus
                  Mid Cap Fund (Class I)      S&P MidCap 400 Index

Feb-98                    10,000                    10,000
                          11,250                    11,290
                          10,610                    10,429
Oct-98                    10,359                    10,109
                          11,873                    11,433
                          12,335                    12,016
                          12,858                    12,444
Oct-99                    12,758                    12,240

                                                 Aetna Index Plus Small Cap Fund
                                                               Growth of $10,000

[The following table was represented as a mountain chart in the printed material.]

                      Aetna Index Plus
                  Small Cap Fund (Class I)    S&P SmallCap 600 Index

Feb-98                    10,000                     10,000
                          11,190                     11,249
                           9,980                      9,868
Oct-98                     8,871                      8,843
                           9,775                      9,814
                           9,635                      9,642
                          10,346                     10,347
Oct-99                     9,975                      9,909


                                                      See Definition of Terms. 5

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     for the period ended October 31, 1999*
--------------------------------------------------------------------------------
              Index Plus Large Cap   Index Plus Mid Cap   Index Plus Small Cap
--------------------------------------------------------------------------------
               1 Year    Inception   1 Year   Inception    1 Year    Inception
--------------------------------------------------------------------------------
Class I        29.05%     26.71%     23.14%     15.03%     12.46%     -0.14%
--------------------------------------------------------------------------------
Class A:
  POP (1)      24.91%     24.86%     19.12%     12.73%      8.77%     -2.10%
  NAV (2)      28.78%     26.18%     22.81%     14.72%     12.13%     -0.38%
--------------------------------------------------------------------------------
Class B:
  w/CDSC (3)   22.87%     24.79%     16.85%     11.72%      6.30%     -3.50%
  NAV          27.87%     25.47%     21.85%     13.82%     11.30%     -1.20%
--------------------------------------------------------------------------------
Class C:
  w/CDSC (4)   27.42%     25.77%     21.44%     14.13%     10.91%     -0.92%
  NAV          28.17%     25.77%     22.19%     14.13%     11.66%     -0.92%
--------------------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, the performance is calculated by using the performance of Class I since its inception date (12/10/96 for Index Plus Large Cap), and for periods prior to the inception of Class B and Class C the performance of each class is calculated by using the performance of Class I since its inception date (02/03/98 for Index Plus Mid Cap and Index Plus Small Cap), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                             AETNA INDEX PLUS FUNDS

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

The performance listed below for the Index Plus Funds (Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) and their respective benchmarks is for the year ended October 31, 1999:

--------------------------------------------------------------------------------
                        FUND RETURN                              BENCHMARK INDEX
INDEX PLUS FUNDS          CLASS I     BENCHMARK INDEX                 RETURN
--------------------------------------------------------------------------------
Index Plus Large Cap       29.05%     S&P 500 Index (b)               25.66%
Index Plus Mid Cap         23.14%     S&P MidCap 400 Index (c)        21.07%
Index Plus Small Cap       12.46%     S&P SmallCap 600 Index (d)      12.04%

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

Twelve months ago, U.S. markets were reeling from a string of global financial market shocks. The market crisis started with the Thai currency devaluation and ended with the risk of a global financial market meltdown (triggered by the near liquidation of the hedge fund, Long-Term Capital Partners). These shocks and continued slow growth abroad, contributed to a pervasive view that a global economic recession and a subsequent deflationary spiral were imminent.

A short, twelve months later, the global picture has completely turned around. The U.S. economy is very strong, overseas economic growth is improving and the Federal Reserve (the "Fed") has had to raise interest rates twice in a preemptive strike against inflation. This change in investor perception created a year of extreme volatility in both returns and the effectiveness of quantitative factors within the stock market. Overall, the Funds weathered market volatility well, however in April we underperformed our benchmarks as our quantitative system performed poorly while the market transitioned. It is a testament to our Funds' risk constraints that they were able to recover April's loses and put in very strong twelve month performances.

WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST TWELVE MONTHS?

While investors remained focused on earnings growth and business momentum, valuation factors such as price/earnings and price/book continued to perform poorly. In fact, momentum strategies have outperformed value strategies during the past five years by a greater margin than at any time in the last thirty years. Our quantitative systems have been successful detecting and capitalizing on these trends once they have been established.


6 See Definition of Terms.

Aetna Index Plus Large Cap Fund

Technology stocks were the best performing group during the past twelve months. Extremely large technology stocks did particularly well as businesses continued to ramp up their information systems spending to take advantage of the explosive growth of the internet. The Fund benefited from overweight positions in Microsoft Corp. (up 75%), EMC Corp. (up 127%) and Cisco Systems, Inc. (up 135%).

The Fund lost the most relative value in the healthcare sector. Drug companies were adversely affected by fears of increased price pressure from HMOs as well as the threat of lost revenue from proposed legislative action including drugs as part of Medicare. The Fund was hurt by an overweight position in Pfizer, Inc. (11% return relative to 25% for the S&P 500 Index).

Aetna Index Plus Mid Cap Fund

The S&P MidCap 400 Index was once again impacted by the extreme performance of the largest stocks in the Index and their subsequent removal from the Index (as they were placed into the S&P 500 Index). The move of America Online, Inc. out the S&P MidCap 400 Index in December 1998, had the largest effect, but QUALCOMM Inc., Analog Devices, Inc., Best Buy Co., Inc. and Watson Pharmaceuticals, Inc. were also removed from the Index this year after large gains. The Fund has, for the most part, benefited relative to its benchmark from these transitions.

Technology stocks were the best performing group during the past twelve months. Mid cap telecommunication stocks such as QUALCOMM Inc. (up 701%), Comverse Technology, Inc. (up 270%) and QLogic Corp. (up 351%) had dramatic returns as investors bid up companies with strong growth prospects in this growing industry. The Fund benefited from overweight positions in all of these issues.

The Fund lost the most relative value in the consumer durable sector. The Fund was hurt by an underweight position in Harley-Davidson, Inc. (53% return relative to 20% for the S&P MidCap 400 Index).

Aetna Index Plus Small Cap Fund

The S&P SmallCap 600 Index once again significantly underperformed the S&P 500 and S&P MidCap 400 Indexes. In the past, small cap stocks have outperformed their larger counterparts at the beginning of economic cycles. Since this current cycle is generally considered in its later stages, the underperformance of the S&P SmallCap 600 Index fits with past experience.

The healthcare sector was the best performing group in the S&P SmallCap 600 Index during the past twelve months. Small cap health technology stocks such as VISX, Inc. (up 399%) and IDEC Pharmaceuticals Corp. (up 289%) had large returns due to new products brought to market. The Fund benefited from overweight positions in both of these issues.

The Fund lost the most relative value by being underweight in the technology sector. This sector was up 42% in the past twelve months relative to a 12% gain for the Index. Small cap technology issues have not had the earnings growth of their large and mid cap stock counterparts and therefore did not rank well in our quantitative system.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The rest of the year will likely be shaped by three factors: 1) how aggressively the Fed tries to slow the economy, 2) how strong Japan's budding economic recovery is and 3) the likely realization that Year 2000 (Y2K) issues will prove to be a non-event.

The Fed stated at the time of its last rate increase in August that it expected that this increase in the federal funds rate would diminish the risk of inflation going forward. Chairman Greenspan's recent speeches suggest the Federal Open Market Committee, the body within the Fed which sets interest rates, will not act aggressively to restrain U.S. economic growth in the near term. This would generally be viewed as favorable by U.S. equity markets.

Japan has been in a seven year depression. If their economy is finally recovering - as suggested by the most recent Tankan survey (a quarterly survey conducted by The Bank of Japan that gauges business sentiment and thus short-term economic conditions) - this should foster growth in the Asian region and diminish the risk of a destabilizing currency devaluation by


                                                      See Definition of Terms. 7

China. However, it is also likely that a Japanese recovery would cause Japanese-based investors to begin repatriating their assets. This would have a negative effect on the U.S. equity market.

Y2K has been extremely dramatized in the media and in the markets. We have begun to see that some of the negative publicity surrounding year end was overplayed in technology stocks; this sector performed very well as investors' fears diminished somewhat. It would not be surprising if this same pattern of strong stock market performance, following diminishing Y2K concerns, broadens out to many other businesses that were operating under the shadow of negative Y2K publicity.

INDEX PLUS LARGE CAP FUND:

--------------------------------------------------------------------------------
                                % OF EQUITY   % OF S&P    OVER/(UNDER)
SECTOR                          INVESTMENTS      500        WEIGHTING
--------------------------------------------------------------------------------
Basic Materials                     3.1%         3.0%         0.1%
Commercial Services                 1.0%         1.4%        (0.4)%
Consumer Discretionary             12.7%        11.7%         1.0%
Consumer Non-Discretionary          5.0%         7.2%        (2.2)%
Energy                              4.7%         6.6%        (1.9)%
Finance                            15.6%        15.4%         0.2%
Healthcare                          9.9%        11.1%        (1.2)%
Manufacturing                      10.3%         9.9%         0.4%
Technology                         28.0%        23.2%         4.8%
Utilities                           9.7%        10.5%        (0.8)%

---------------------------------------------------
                                        % OF NET
TOP TEN EQUITY HOLDINGS                  ASSETS
---------------------------------------------------
Microsoft Corp.                           5.0%
General Electric Co.                      3.7%
Wal-Mart Stores, Inc.                     3.1%
Cisco Systems, Inc.                       3.1%
Lucent Technologies, Inc.                 2.3%
Citigroup Inc.                            1.9%
America Online, Inc.                      1.8%
International Business Machines Corp.     1.8%
SBC Communications, Inc.                  1.4%
Home Depot, Inc.                          1.4%

INDEX PLUS MID CAP FUND:

--------------------------------------------------------------------------------
                                % OF EQUITY    % OF S&P    OVER/(UNDER)
SECTOR                          INVESTMENTS   MIDCAP 400     WEIGHTING
--------------------------------------------------------------------------------
Basic Materials                     5.0%         5.1%         (0.1)%
Commercial Services                 4.1%         5.5%         (1.4)%
Consumer Discretionary             15.1%        13.8%          1.3%
Consumer Non-Discretionary          3.6%         3.4%          0.2%
Energy                              6.4%         6.4%           --
Finance                            12.8%        14.5%         (1.7)%
Healthcare                          8.7%         9.8%         (1.1)%
Manufacturing                       9.6%         8.6%          1.0%
Technology                         24.7%        23.3%          1.4%
Utilities                          10.0%         9.6%          0.4%


8 See Definition of Terms.

--------------------------------------------------
                                     % OF NET
TOP TEN EQUITY HOLDINGS               ASSETS
--------------------------------------------------
VERITAS Software Corp.                 3.9%
Xilinx, Inc.                           2.7%
Maxim Integrated Products, Inc.        2.3%
Biogen, Inc.                           2.0%
Teradyne, Inc.                         1.4%
Siebel Systems, Inc.                   1.4%
Harley-Davidson, Inc.                  1.2%
Linear Technology Corp.                1.2%
Univision Communications, Inc.         1.1%
Altera Corp.                           1.1%

INDEX PLUS SMALL CAP FUND:

--------------------------------------------------------------------------------
                                % OF EQUITY     % OF S&P     OVER/(UNDER)
SECTOR                          INVESTMENTS   SMALLCAP 600     WEIGHTING
--------------------------------------------------------------------------------
Basic Materials                     3.4%          3.7%          (0.3)%
Commercial Services                 9.9%         10.5%          (0.6)%
Consumer Discretionary             20.2%         18.0%           2.2%
Consumer Non-Discretionary          2.9%          2.7%           0.2%
Energy                              5.6%          5.4%           0.2%
Finance                            14.4%         13.2%           1.2%
Healthcare                          7.0%          9.5%          (2.5)%
Manufacturing                      13.0%         12.0%           1.0%
Technology                         21.1%         22.6%          (1.5)%
Utilities                           2.5%          2.4%           0.1%

-----------------------------------------------
                                 % OF NET
TOP TEN EQUITY HOLDINGS           ASSETS
-----------------------------------------------
Mercury Interactive Corp.          1.5%
IDEC Pharmaceuticals Corp.         1.0%
CommScope, Inc.                    1.0%
Radian Group Inc.                  1.0%
Valassis Communications, Inc.      0.9%
Micrel, Inc.                       0.8%
Zebra Technologies, Inc.           0.8%
FirstMerit Corp.                   0.7%
Burr-Brown Corp.                   0.7%
Macromedia, Inc.                   0.6%

The opinions expressed reflect those of the portfolio manager only through October 31, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Funds are subject to change.


                                                      See Definition of Terms. 9

--------------------------------------------------------------------------------
DEFINITION OF TERMS
--------------------------------------------------------------------------------

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 3.00%, excluding the Money Market Fund. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 0.75%.

(a) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(b) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(c) The Standard & Poor's MidCap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(d) The Standard & Poor's (S&P) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The unmanaged indices described above are not available for individual investment.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS BOND
--------------------------------------------------------------------------------

                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                          ---------       ------
LONG-TERM BONDS AND NOTES (97.1%)
CORPORATE BONDS (40.0%)
Ahold Finance USA Inc.,6.88%,05/01/29 b ..............   $   50,000   $   45,110
AirTouch Communications,
 Inc.,7.13%,07/15/01 .................................      280,000      282,139
Associates Corp. N.A.,6.88%,11/15/08 .................      200,000      196,473
AT&T Capital Corp.,6.75%,02/04/02 ....................       90,000       89,751
Bombardier Capital Inc.,6.00%,01/15/02 ...............       40,000       38,948
Capco America Securitization Corp.,
 5.86%,12/15/07 ......................................       92,626       87,608
Chase Manhattan Corp.,6.00%,02/15/09 .................      215,000      198,486
Cia. Transporte Energia,8.63%,04/01/03 b ++ ..........      250,000      234,375
DaimlerChrysler NA Holdings Inc.,
 6.67%,09/25/01 ......................................      110,000      110,273
Diageo Capital Plc,7.25%,11/01/09 b ..................       90,000       90,765
E.I. Du Pont De Nemours
 Corp.,6.75%,10/15/04 ................................       70,000       70,203
Edison International Inc.,6.88%,09/15/04 b ...........       80,000       79,390
Federal Express Corp.,7.89%,09/23/08 .................      210,947      208,418
Federated Department Stores,
 Inc.,8.13%,10/15/02 .................................      200,000      205,740
Ford Motor Credit Corp.,6.70%,07/16/04 ...............      250,000      248,069
General Electric Capital
 Corp.,6.81%,11/03/03 ................................      110,000      110,286
General Motors Acceptance
 Corp.,7.00%,08/15/01 ................................      250,000      251,836
Hanson Overseas B.V.,7.38%,01/15/03 b ................      250,000      253,792
Hertz Corp.,7.00%,07/01/04 ...........................       30,000       29,901
Ikon Capital Resources
 Corp.,6.31%,12/10/01 ................................      250,000      237,980
Israel Electric Corp.,8.25%,10/15/09 b ...............       50,000       50,282
Kern River Funding Corp.,6.72%,09/30/01 ..............      250,000      249,192
Lehman Brothers Holdings
 Inc.,6.47%,07/21/00 .................................      250,000      249,697
Lockheed Martin Corp.,7.25%,05/15/06 .................      210,000      204,938
Lucent Technologies, Inc.,6.45%,03/15/29 .............       50,000       44,932
MCI WorldCom, Inc.,6.95%,08/15/28 ....................       50,000       46,795
Merrill Lynch & Co., Inc.,6.50%,04/01/01 .............      250,000      250,351
Norfolk Southern Corp.,6.70%,05/01/00 ................      250,000      250,385
Norsk Hydro A/S,7.75%,06/15/23 b .....................      250,000      249,140
Orix Credit Alliance Corp.,6.79%,04/16/01 ............       80,000       79,021
Panama (Republic of),7.88%,02/13/02 b ++ .............      250,000      243,125
Providian National Bank,6.75%,03/15/02 ...............      250,000      244,951
Puget Sound Energy, Inc.,7.02%,12/01/27 ..............      250,000      226,749
Quebec Province Co.,5.75%,02/15/09 b .................      115,000      104,903
Royal Caribbean Corp.,8.25%,04/01/05 .................      140,000      144,471
Salomon Smith Barney Holdings Corp.,
 6.63%,11/15/03 ......................................      250,000      247,038
Tyco International Group
 SA,6.38%,06/15/05 b .................................       80,000       76,261
U.S. West Communications Group,
 7.20%,11/01/04 # ....................................      110,000      110,770
United Technologies Corp.,6.50%,06/01/09 .............       30,000       29,093
                                                                      ----------
                                                                       6,171,637
                                                                      ----------
NON-AGENCY MORTGAGE-BACKED SECURITIES (2.1%)
First NBC Credit Card Master Trust 1997-1 A,
 6.15%,09/15/04 ......................................      250,000      247,661
Peco Energy Transition Trust
 Co.,6.05%,03/01/09 ..................................       80,000       75,765
                                                                      ----------
                                                                         323,426
                                                                      ----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (33.8%)
Federal Home Loan Mortgage Corp.,
 6.00%,02/01/29 - 07/01/29 ...........................      195,764      182,924
Federal Home Loan Mortgage Corp.,
 6.50%,06/01/28 ......................................       85,845       82,304
Federal Home Loan Mortgage Corp.,
 7.00%,05/01/28 ......................................       90,246       88,667
Federal Home Loan Mortgage Corp. -
 Convertible Loan,9.50%,05/01/20 .....................       72,822       77,532
Federal Home Loan Mortgage Corp. - Gold,
 6.50%,03/01/28 ......................................      378,786      363,528
Federal Home Loan Mortgage Corp. - Gold,
 7.00%,03/01/28 ......................................      497,919      489,519
Federal Home Loan Mortgage Corp. - Gold -
 Convertible Intermediate,6.00%,09/01/12 .............      120,717      116,190
Federal Home Loan Mortgage Corp. - Gold -
 Convertible Intermediate,6.50%,09/01/12 .............      211,815      207,775
Federal Home Loan Mortgage Corp. - Gold -
 Convertible Intermediate,7.00%,11/01/12 .............      187,813      187,942
Federal National Mortgage Association,
 5.63%,05/14/04 ......................................      300,000      290,391
Federal National Mortgage Association,
 6.00%,07/01/13 - 11/01/28 ...........................      434,923      409,938
Federal National Mortgage Association,
 6.50%,10/01/14 - 10/01/29 ...........................      772,398      744,827
Federal National Mortgage Association,
 7.00%,08/01/29 ......................................       99,724       97,916
Federal National Mortgage Association,
 7.50%,06/01/11 - 04/01/28 ...........................      594,455      597,656
Government National Mortgage Association,
 6.00%,10/15/28 ......................................       79,634       73,963
Government National Mortgage Association,
 6.50%,08/15/29 - 08/15/29 ...........................      199,808      190,940
Government National Mortgage Association,
 7.00%,08/15/25 - 05/15/28 ...........................      365,765      359,117
Government National Mortgage Association,
 7.50%,08/15/27 ......................................      347,453      348,778
Government National Mortgage Association,
 9.50%,11/15/21 - 08/15/22 ...........................      281,222      301,967
                                                                      ----------
                                                                       5,211,874
                                                                      ----------
U.S. GOVERNMENT OBLIGATIONS (21.2%)
U.S. Treasury Bond,6.13%,08/15/07 ....................      525,000      523,111
U.S. Treasury Bond,6.25%,02/15/07 ....................      120,000      120,581
U.S. Treasury Bond,6.50%,11/15/26 ....................      185,000      187,139
U.S. Treasury Bond,6.75%,08/15/26 ....................      155,000      161,624
U.S. Treasury Bond,7.25%,05/15/16 ....................      615,000      662,857
U.S. Treasury Bond,8.13%,05/15/21 ....................      510,000      605,107
U.S. Treasury Bond,11.75%,11/15/14 ...................       70,000       97,377
U.S. Treasury Note,5.25%,02/15/29 ....................       91,000       78,701
U.S. Treasury Note,5.63%,09/30/01 ....................      195,000      194,360
U.S. Treasury Note,8.75%,05/15/17 ....................       30,000       36,996
U.S. Treasury Note,10.75%,08/15/05 * .................      326,000      397,464


                                       See Notes to Portfolio of Investments. 11

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS BOND (CONTINUED)
--------------------------------------------------------------------------------

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                         ---------       ------

U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
U.S. Treasury Strip,Zero Coupon,08/15/05 .............   $ 288,000  $   202,079
                                                                    -----------
                                                                      3,267,396
                                                                    -----------
TOTAL LONG-TERM BONDS AND NOTES (COST $15,463,107) ...               14,974,333
                                                                    -----------
SHORT-TERM INVESTMENTS (3.4%)
Federal Home Loan Bank,5.16%,11/01/99 ................     520,000      520,000
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $520,000)                            520,000
                                                                    -----------
TOTAL INVESTMENTS (COST $15,983,107)(A)                              15,494,333

OTHER ASSETS LESS LIABILITIES                                           (77,819)
                                                                    -----------
TOTAL NET ASSETS                                                    $15,416,514
                                                                    ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $15,989,130. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains......................................              $    17,580

Unrealized losses.....................................                 (512,377)
                                                                    -----------

 Net unrealized loss..................................              $  (494,797)
                                                                    ===========

b     Foreign bond denominated in U.S. dollars.
++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
#     When-issued or delayed delivery security.
* Segregated securities for purchases of delayed delivery or when-issued securities held at October 31, 1999.

Category percentages are based on net assets.


12 See Notes to Financial Statements.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------

                                                      NUMBER OF         MARKET
                                                       SHARES           VALUE
                                                     ----------      -----------
COMMON STOCKS (93.3%)
AIR TRANSPORT (0.3%)
AMR Corp. + ..................................            2,800      $   177,800
Delta Air Lines, Inc. ........................            3,000          163,313
FDX Corp. + ..................................            5,760          248,040
Southwest Airlines Co. .......................           12,112          203,633
                                                                     -----------
                                                                         792,786
                                                                     -----------
ALUMINUM (0.3%)
Alcan Aluminum Ltd. ..........................            4,300          141,631
Alcoa Inc. ...................................            9,400          571,050
Reynolds Metals Co. ..........................            1,400           84,613
                                                                     -----------
                                                                         797,294
                                                                     -----------
AUTO PARTS AND HARDWARE (0.1%)
Black & Decker Corp. .........................            1,300           55,900
Briggs & Stratton Corp. ......................              700           40,906
Cooper Tire & Rubber Co. .....................            2,100           35,306
Genuine Parts Co. ............................            2,800           72,975
Goodyear Tire & Rubber Co. (The) .............            1,400           57,838
Snap-On, Inc. ................................            1,300           39,488
                                                                     -----------
                                                                         302,413
                                                                     -----------
AUTOMOTIVE (1.4%)
Dana Corp. ...................................            2,700           79,819
Delphi Automotive Systems Corp. ..............           11,252          184,955
Eaton Corp. ..................................            1,000           75,250
Ford Motor Co. ...............................           32,200        1,766,975
General Motors Corp. + .......................           21,800        1,531,450
Johnson Controls, Inc. .......................            2,100          127,575
TRW, Inc. ....................................            2,100           90,037
                                                                     -----------
                                                                       3,856,061
                                                                     -----------
BANKS AND THRIFTS (6.1%)
AmSouth Bancorporation .......................           13,750          354,063
Bank of America Corp. ........................           40,100        2,581,437
Bank of New York Co., Inc. ...................           16,100          674,187
Bank One Corp. ...............................           25,600          961,600
BB&T Corp. ...................................            8,400          305,550
Chase Manhattan Corp. ........................           24,200        2,114,475
Comerica, Inc. ...............................            3,600          213,975
Fifth Third Bancorp ..........................            5,575          411,505
First Union Corp. ............................           21,500          917,781
Firstar Corp. ................................           23,591          692,986
Fleet Boston Corp. ...........................           22,965        1,001,829
Golden West Financial Corp. ..................              800           89,400
Huntington Bancshares Inc. ...................            3,586          106,235
J.P. Morgan & Co. ............................            4,500          588,937
KeyCorp ......................................           10,400          290,550
Mellon Bank Corp. ............................           10,300          380,456
National City Corp. ..........................           11,000          324,500
Northern Trust Corp. .........................            2,000          193,125
PNC Bank Corp. ...............................            7,500          447,188
Regions Financial Corp. ......................            3,600          108,225
Republic New York Corp. ......................            1,800          113,738
SouthTrust Corp. .............................            3,900          156,000
State Street Corp. ...........................            2,500          190,313
Summit Bancorp ...............................            2,400           83,100
Suntrust Banks, Inc. .........................            6,400          468,400
Synovus Financial Corp. ......................            1,800           38,588
U.S. Bancorp .................................           11,578          429,110
Union Planters Co. ...........................            1,000           44,500
Wachovia Corp. ...............................            3,400          293,250
Washington Mutual, Inc. ......................           12,600          452,812
Wells Fargo & Co. ............................           38,300        1,833,612
                                                                     -----------
                                                                      16,861,427
                                                                     -----------
BIOTECH AND MEDICAL PRODUCTS (0.9%)
Amgen, Inc. + ................................           17,800        1,419,550
Bard (C.R.) Inc. .............................              800           43,150
Bausch & Lomb, Inc. ..........................              500           27,000
Biomet, Inc. .................................              600           18,075
Boston Scientific Corp. + ....................            7,600          152,950
Guidant Corp. ................................            8,200          404,875
Mallinckrodt Inc. ............................              100            3,394
Medtronic, Inc. + ............................           10,200          353,175
                                                                     -----------
                                                                       2,422,169
                                                                     -----------
CHEMICALS (1.3%)
Dow Chemical Co. .............................            6,100          721,325
Du Pont (E.I.) de Nemours ....................           29,100        1,875,132
Hercules, Inc. ...............................              500           12,031
Monsanto Co. .................................           17,200          662,200
Rohm & Haas Co. ..............................            6,068          232,101
                                                                     -----------
                                                                       3,502,789
                                                                     -----------
COMMERCIAL SERVICES (0.3%)
Deluxe Corp. .................................            1,700           48,025
Interpublic Group of Co., Inc. (The) .........            5,700          231,563
Omnicom Group, Inc. ..........................            3,200          281,600
Paychex, Inc. ................................            5,600          220,500
RR Donnelley & Sons Co. ......................              800           19,400
                                                                     -----------
                                                                         801,088
                                                                     -----------
COMPUTERS (4.9%)
Apple Computer, Inc. + .......................            3,100          248,388
Compaq Computer Corp. ........................           14,800          281,200
Dell Computer Corp. + ........................           72,100        2,893,012
Gateway, Inc. + ..............................            6,400          422,800
Hewlett Packard Co. ..........................           23,000        1,703,438
International Business Machines Corp. ........           49,300        4,849,887
Silicon Graphics Inc. + ......................            4,100           31,775
Sun Microsystems, Inc. + .....................           27,200        2,878,100
Unisys Corp. + ...............................            8,000          194,000
                                                                     -----------
                                                                      13,502,600
                                                                     -----------
CONGLOMERATE AND AEROSPACE (5.0%)
Boeing Co. ...................................           32,500        1,497,031
Crane Co. ....................................            1,525           31,167
General Dynamics Corp. .......................            5,000          277,187
General Electric Co. .........................           74,100       10,045,181


                                       See Notes to Portfolio of Investments. 13

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS LARGE CAP (CONTINUED)
--------------------------------------------------------------------------------

                                                      NUMBER OF         MARKET
                                                       SHARES           VALUE
                                                     ----------      -----------
CONGLOMERATE AND AEROSPACE (CONTINUED)
Goodrich (B.F.) Co. ..........................            1,400      $    33,163
Lockheed Martin Corp. ........................            3,000           60,000
Loews Corp. ..................................            1,700          120,487
National Service Industries, Inc. ............              900           29,025
Northrop Grumman Corp. .......................              900           49,388
Perkin-Elmer Inc. + ..........................            1,000           40,813
Raytheon Co. .................................            4,800          139,800
Tenneco, Inc. ................................            1,500           24,000
Textron, Inc. ................................            3,500          270,156
United Technologies Corp. ....................           16,800        1,016,400
                                                                     -----------
                                                                      13,633,798
                                                                     -----------
CONSUMER FINANCE (1.7%)
Associates First Capital Corp. ...............           15,900          580,350
Capital One Financial Corp. ..................            4,600          243,800
Countrywide Credit Industries, Inc. ..........              900           30,544
Federal Home Loan Mortgage Corp. .............           18,800        1,016,375
Federal National Mortgage Association ........           22,400        1,584,800
Household International, Inc. ................            9,800          437,325
MBNA Corp. ...................................           20,000          552,500
Ryder System, Inc. ...........................            1,600           34,200
SLM Holding Corp. ............................            3,700          181,068
                                                                     -----------
                                                                       4,660,962
                                                                     -----------
CONSUMER PRODUCTS (2.2%)
Alberto-Culver Co. ...........................              200            4,713
Avon Products, Inc. ..........................            3,700          119,325
Clorox Co. ...................................            3,600          147,375
Colgate-Palmolive Co. ........................           13,500          816,750
Gillette Co. .................................           23,700          857,644
International Flavors & Fragrances, Inc ......              700           26,775
Kimberly-Clark Corp. .........................           14,800          934,250
Procter & Gamble Co. .........................           30,500        3,198,687
                                                                     -----------
                                                                       6,105,519
                                                                     -----------
CONSUMER SERVICES (1.2%)
Carnival Corp. ...............................           21,400          952,300
Cendant Corp. + ..............................           15,500          255,750
Darden Restaurants, Inc. .....................              900           17,156
H&R Block, Inc. ..............................            2,300           97,894
Harrah's Entertainment, Inc. + ...............            2,600           75,238
Hilton Hotels Corp. ..........................            5,600           51,800
Marriott International, Inc. .................            5,800          195,387
McDonald's Corp. .............................           31,500        1,299,375
Mirage Resorts, Inc. + .......................            4,500           65,531
Tricon Global Restaurants, Inc. + ............            5,340          214,601
Wendy's International, Inc. ..................            1,900           45,363
                                                                     -----------
                                                                       3,270,395
                                                                     -----------
CONSUMER SPECIALTIES (0.1%)
Brunswick Corp. ..............................            2,600           58,825
Hasbro, Inc. .................................            5,350          110,344
                                                                     -----------
                                                                         169,169
                                                                     -----------
DATA AND IMAGING SERVICES (13.4%)
3Com Corp. + .................................            8,200          237,800
Adobe Systems, Inc. ..........................            4,400          307,725
America Online, Inc. + .......................           37,600        4,876,250
Autodesk, Inc. ...............................            1,100           20,625
Automatic Data Processing, Inc. ..............           12,200          587,887
BMC Software, Inc. + .........................            4,700          301,681
Ceridian Corp. + .............................            1,300           28,519
Cisco Systems, Inc. + ........................          114,900        8,502,600
Computer Associates International, Inc. ......           13,500          762,750
Computer Sciences Corp. + ....................            2,300          157,981
Compuware Corp. + ............................           10,000          278,125
Eastman Kodak Co. ............................            7,200          496,350
Electronic Data Systems Corp. ................           13,500          789,750
EMC Corp. + ..................................           35,300        2,576,900
First Data Corp. .............................           14,900          680,744
Microsoft Corp. + ............................          149,300       13,819,581
Network Appliance, Inc. + ....................            1,600          118,400
Novell, Inc. + ...............................            8,400          168,525
Oracle Corp. + ...............................           35,800        1,702,737
Parametric Technology Co. + ..................            5,400          102,938
Polaroid Corp. ...............................              400            8,925
Seagate Technology, Inc. + ...................            6,900          203,119
                                                                     -----------
                                                                      36,729,912
                                                                     -----------
DISCRETIONARY RETAIL (6.9%)
AutoZone, Inc. + .............................            2,000           53,125
Bed Bath & Beyond, Inc. + ....................            4,100          136,581
Best Buy Co., Inc. + .........................            6,700          372,269
Circuit City Stores, Inc. ....................            5,600          239,050
Consolidated Stores Corp. + ..................            2,500           45,781
Costco Wholesale Corp. + .....................            7,200          578,250
Dayton Hudson Co. ............................           13,300          859,512
Dollar General Corp. .........................            6,212          163,842
Federated Department Stores, Inc. + ..........            4,500          192,094
Gap, Inc. ....................................           24,500          909,562
Home Depot, Inc. .............................           50,300        3,797,650
Kmart Corp. + ................................            8,800           88,550
Kohl's Corp. + ...............................            4,700          351,619
Lowe's Co., Inc. .............................           13,300          731,500
May Department Stores Co. ....................           10,850          376,359
Nordstrom, Inc. ..............................            1,700           42,394
Office Depot, Inc. + .........................            6,500           80,844
Sears, Roebuck & Co. .........................            5,100          143,756
Staples, Inc. + ..............................           11,850          262,922
Tandy Corp. ..................................            4,000          251,750
The Limited, Inc. ............................            5,701          234,424
The Pep Boys - Manny, Moe & Jack .............            1,200           15,000
TJX Companies, Inc. ..........................           11,000          298,375
Toys "R" Us, Inc. + ..........................            5,700           80,513
Wal-Mart Stores, Inc. ........................          150,800        8,548,475
                                                                     -----------
                                                                      18,854,197
                                                                     -----------


14 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                      NUMBER OF         MARKET
                                                       SHARES           VALUE
                                                     ----------      -----------
DIVERSIFIED FINANCIAL SERVICES (2.7%)
American Express Co. .........................           10,400      $ 1,601,600
Citigroup Inc. ...............................           98,100        5,309,662
Providian Financial Corp. ....................            4,600          501,400
                                                                     -----------
                                                                       7,412,662
                                                                     -----------
DRUGS (8.0%)
Abbott Laboratories ..........................           33,200        1,340,450
Allergan, Inc. ...............................            1,200          128,850
American Home Products Corp. .................           24,000        1,254,000
Baxter International, Inc. ...................            5,800          376,275
Bristol-Myers Squibb Co. .....................           43,400        3,333,662
Eli Lilly & Co. ..............................           24,700        1,701,213
Johnson & Johnson ............................           30,300        3,173,925
Merck & Co., Inc. ............................           43,000        3,421,187
Pfizer, Inc. .................................           87,500        3,456,250
Pharmacia & Upjohn, Inc. .....................           12,000          647,250
Schering Plough ..............................           34,100        1,687,950
Warner Lambert Co. ...........................           16,700        1,332,869
                                                                     -----------
                                                                      21,853,881
                                                                     -----------
ELECTRIC UTILITIES (1.3%)
AES Corp. + ..................................            3,200          180,600
Ameren Corp. .................................            2,100           79,406
Central & South West Corp. ...................            3,300           73,219
CMS Energy Corp. .............................            1,600           59,000
Consolidated Edison, Inc. ....................            3,400          129,838
Dominion Resources, Inc. .....................            3,000          144,375
DTE Energy Co. ...............................            2,100           69,694
Duke Energy Corp. ............................            7,313          413,184
Edison International Inc. ....................            4,900          145,162
Entergy Corp. ................................            3,500          104,781
FirstEnergy Corp. ............................            3,700           96,431
Florida Progress Corp. .......................            2,000           91,625
FPL Group, Inc. ..............................            2,500          125,781
GPU, Inc. ....................................            2,100           71,269
PacifiCorp ...................................            3,500           72,188
Peco Energy Co. ..............................            4,300          164,206
PG&E Corp. ...................................            8,900          204,144
PP&L Resources, Inc. .........................            3,800          102,838
Public Service Enterprise Group, Inc. ........            6,600          261,112
Reliant Energy Inc. ..........................            6,900          188,025
Southern Co. .................................           15,900          422,344
Texas Utilities Co. ..........................            6,422          248,852
Unicom Corp. .................................            3,400          130,263
                                                                     -----------
                                                                       3,578,337
                                                                     -----------
ELECTRICAL MACHINERY AND INSTRUMENTS (0.4%)
Lexmark International Group, Inc. + ..........            3,900          304,444
PE Corp-PE Biosystems Group ..................            1,600          103,800
Pitney Bowes, Inc. ...........................            5,400          246,037
Rockwell International Corp. .................            4,800          232,500
Tektronix, Inc. ..............................            1,000           33,750
Xerox Corp. ..................................            6,000          168,000
                                                                     -----------
                                                                       1,088,531
                                                                     -----------

ELECTRONIC MEDIA (1.8%)
CBS Corp. + ..................................           13,700          668,731
Clear Channel Communications, Inc. + .........            7,400          594,775
Comcast Corp. ................................            6,200          261,175
King World Production, Inc. + ................              200            7,750
Mediaone Group, Inc. + .......................           11,100          788,794
Time Warner, Inc. ............................           26,600        1,853,687
Viacom, Inc. + ...............................            5,000          223,750
Walt Disney Co. (The) + ......................           19,200          506,400
                                                                     -----------
                                                                       4,905,062
                                                                     -----------
FOOD AND BEVERAGE (2.2%)
Anheuser-Busch Co., Inc. .....................           10,200          732,488
Archer-Daniels-Midland Co. ...................           12,285          151,259
Bestfoods ....................................            6,300          370,125
Brown-Forman Corp. + .........................              100            6,750
Coca-Cola Enterprises, Inc. ..................            9,300          237,731
Conagra, Inc. ................................           10,700          278,869
Coors (Adolph) Co. ...........................              800           44,400
Fortune Brands, Inc. .........................            2,300           81,506
General Mills, Inc. ..........................            3,500          305,156
Kellogg Co. ..................................           10,200          406,088
PepsiCo, Inc. ................................           33,000        1,144,687
Quaker Oats Co. ..............................            3,100          217,000
Ralston-Ralston Purina Group .................            3,900          122,606
Sara Lee Corp. ...............................           18,300          495,244
Seagram Co. Ltd. .............................            8,400          414,750
Unilever NV ..................................           13,289          886,210
Wrigley (Wm.) Jr. Co. + ......................            1,000           79,938
                                                                     -----------
                                                                       5,974,807
                                                                     -----------
FOOD AND DRUG RETAIL (0.9%)
Albertson's, Inc. ............................            5,657          205,420
CVS Corp. ....................................            7,900          343,156
Great Atlantic & Pacific Tea Co., Inc. .......              900           25,706
Kroger Co. (The) + ...........................           18,100          376,707
Longs Drug Stores, Inc. ......................              100            2,725
Safeway, Inc. + ..............................           14,000          494,375
SUPERVALU, Inc. ..............................            1,000           21,000
Sysco Corp. ..................................            7,200          276,750
Walgreen Co. .................................           24,100          607,019
Winn-Dixie Stores, Inc. ......................              900           24,356
                                                                     -----------
                                                                       2,377,214
                                                                     -----------
FOREST PRODUCTS AND BUILDING MATERIALS (1.0%)
Armstrong World Industries, Inc. .............              900           33,638
Ball Corp. ...................................            1,000           40,313
Bemis Co., Inc. ..............................              100            3,494
Boise Cascade Corp. ..........................            2,100           74,813
Champion International Corp. .................            3,500          202,344
Crown Cork & Seal Co., Inc. ..................            2,800           67,025
Fort James Corp. .............................            2,300           60,519
Georgia-Pacific Corp. ........................            5,000          198,437
International Paper Co. ......................           13,500          710,437
Louisiana-Pacific Corp. ......................              700            8,881


                                       See Notes to Portfolio of Investments. 15

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS LARGE CAP (CONTINUED)
--------------------------------------------------------------------------------

                                                      NUMBER OF         MARKET
                                                       SHARES           VALUE
                                                     ----------      -----------
FOREST PRODUCTS AND BUILDING MATERIALS (CONTINUED)
Masco Corp. ..................................            8,800      $   268,400
Mead Corp. ...................................            2,500           90,000
Owens Corning ................................            1,200           24,600
Potlatch Corp. ...............................              800           33,750
Sealed Air Corp. + ...........................              900           49,838
Temple-Inland Inc. ...........................            1,700           98,812
Vulcan Materials Co. .........................            2,000           82,625
Westvaco Corp. ...............................            1,900           56,406
Weyerhaeuser Co. .............................            8,400          501,375
Willamette Industries, Inc. ..................            3,800          157,937
                                                                     -----------
                                                                       2,763,644
                                                                     -----------
GAS UTILITIES (0.5%)
Coastal Corp. (The) ..........................            3,500          147,438
Columbia Energy Group ........................              550           35,750
Consolidated Natural Gas Co. .................              600           38,400
El Paso Energy Corp. .........................            2,600          106,600
Enron Corp. ..................................           16,600          662,962
NICOR, Inc. ..................................              100            3,875
People's Energy Corp. ........................              800           30,400
Williams Co., Inc. (The) .....................            8,000          300,000
                                                                     -----------
                                                                       1,325,425
                                                                     -----------
HEALTH SERVICES (0.4%)
Cardinal Health, Inc. ........................            6,000          258,750
Columbia/HCA Healthcare Corp. ................            8,400          202,650
HEALTHSOUTH Corp. + ..........................            9,400           54,050
IMS Health, Inc. .............................            4,900          142,100
Shared Medical Systems Corp. .................              600           22,650
United Healthcare Corp. ......................            5,300          273,944
Wellpoint Health Networks, Inc. + ............            1,200           69,600
                                                                     -----------
                                                                       1,023,744
                                                                     -----------
HEAVY MACHINERY (0.3%)
Caterpillar, Inc. ............................            6,700          370,175
Cummins Engine Co., Inc. .....................            1,400           70,962
Deere & Co. ..................................            5,100          184,875
Navistar International Corp. + ...............            1,600           66,700
PACCAR, Inc. .................................            1,300           61,263
                                                                     -----------
                                                                         753,975
                                                                     -----------
HOUSING AND FURNISHINGS (0.1%)
Centex Corp. .................................              700           18,769
Fleetwood Enterprises, Inc. ..................              800           17,450
Kaufman & Broad Home Corp. ...................            1,600           32,100
Maytag Corp. .................................            1,600           64,100
Pulte Corp. ..................................            1,500           30,187
Tupperware Corp. .............................            1,300           25,756
Whirlpool Corp. ..............................            1,700          118,469
                                                                     -----------
                                                                         306,831
                                                                     -----------
INDUSTRIAL SERVICES (0.1%)
Fluor Corp. ..................................            1,700           67,788
Foster Wheeler Corp. .........................              900           10,125
USA Waste Management, Inc. ...................           11,300          207,637
                                                                     -----------
                                                                         285,550
                                                                     -----------

INSURANCE (2.4%)
AFLAC, Inc. ..................................            7,700          393,662
American General Corp. .......................            7,210          534,892
American International Group, Inc. ...........           35,973        3,702,971
Aon Corp. ....................................            3,975          141,112
CIGNA Corp. ..................................            4,600          343,850
Cincinnati Financial Corp. ...................            3,300          118,181
Jefferson-Pilot Corp. ........................            1,550          116,347
Lincoln National Corp. .......................            5,200          239,850
Marsh & McLennan Co., Inc. ...................            6,000          474,375
MBIA, Inc. ...................................            1,600           91,300
MGIC Investment Corp. ........................            3,200          191,200
St. Paul Co., Inc. ...........................            5,712          182,784
Torchmark Corp. ..............................            2,100           65,494
                                                                     -----------
                                                                       6,596,018
                                                                     -----------
INVESTMENT SERVICES (1.6%)
Bear Stearns Co., Inc. (The) .................            1,575           67,135
Charles Schwab Corp. .........................           22,300          868,306
Franklin Resources, Inc. .....................            5,900          206,500
Lehman Brothers Holdings Inc. ................            3,900          287,381
Merrill Lynch & Co., Inc. ....................           12,400          973,400
Morgan Stanley Dean Witter & Co. .............           16,100        1,776,031
Paine Webber Group Inc. ......................            3,900          158,925
T. Rowe Price & Associates ...................            2,700           95,850
                                                                     -----------
                                                                       4,433,528
                                                                     -----------
MAJOR TELECOMMUNICATIONS (7.5%)
ALLTEL Corp. .................................            7,600          632,700
AT&T Corp. ...................................           74,200        3,468,850
Bell Atlantic Corp. ..........................           36,100        2,344,244
BellSouth Corp. ..............................           43,800        1,971,000
CenturyTel, Inc. .............................            2,550          103,116
GTE Corp. ....................................           22,800        1,710,000
MCI Worldcom, Inc. + .........................           43,912        3,768,198
Nextel Communications, Inc. + ................            7,300          629,169
SBC Communications, Inc. .....................           77,142        3,929,441
Sprint Corp. .................................            7,100          527,619
Sprint PCS + .................................            9,400          779,612
U.S. WEST, Inc. ..............................           11,700          714,431
                                                                     -----------
                                                                      20,578,380
                                                                     -----------
MISCELLANEOUS METALS (0.1%)
Freeport-McMoRan Copper & Gold,  Inc. ........            4,000           66,750
Inco Ltd. ....................................            3,700           74,925
Phelps Dodge Corp. ...........................            1,500           84,563
                                                                     -----------
                                                                         226,238
                                                                     -----------
OIL (3.9%)
Amerada Hess Corp. ...........................            1,100           63,113
Anadarko Petroleum Corp. .....................            2,000           61,625
Apache Corp. .................................            3,700          144,300
Ashland Oil, Inc. ............................              100            3,300
Atlantic Richfield Co. .......................           10,900        1,015,744
Burlington Resources, Inc. ...................            3,000          104,625
Chevron Corp. ................................           14,300        1,305,769



16 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                      NUMBER OF         MARKET
                                                       SHARES           VALUE
                                                     ----------      -----------
OIL (CONTINUED)
Conoco Inc. ..................................            8,700      $   235,987
Exxon Corp. ..................................           22,600        1,673,812
Kerr-McGee Corp. .............................            1,300           69,875
Mobil Corp. ..................................           18,200        1,756,300
Occidental Petroleum Corp. ...................            4,700          107,219
Phillips Petroleum Co. .......................            5,100          237,150
Royal Dutch Petroleum Co. ....................           49,800        2,984,887
Texaco, Inc. .................................           12,800          785,600
USX-Marathon Group ...........................            5,600          163,100
                                                                     -----------
                                                                      10,712,406
                                                                     -----------
OIL SERVICES (0.0%)
Tosco Corp. ..................................            3,100           78,469
                                                                     -----------
OTHER TELECOMMUNICATIONS (0.2%)
Global Crossing Holdings Ltd. + ..............           16,800          581,700
                                                                     -----------
PRINT MEDIA (0.6%)
Dow Jones & Co., Inc. ........................            1,600           98,400
Dun & Bradstreet Corp. .......................            2,300           67,563
Equifax, Inc. ................................              800           21,600
Gannett Co., Inc. ............................            7,900          609,287
Harcourt General, Inc. .......................            1,200           46,200
Knight-Ridder, Inc. ..........................              600           38,100
McGraw-Hill Co., Inc. ........................            4,600          274,275
Meredith Corp. ...............................              900           32,119
New York Times Co. ...........................            3,500          140,875
Times Mirror Co. .............................            1,100           79,337
Tribune Co. ..................................            5,500          330,000
                                                                     -----------
                                                                       1,737,756
                                                                     -----------
PRODUCER GOODS (2.6%)
Allegheny Teledyne, Inc. .....................            1,300           19,744
Allied Signal, Inc. ..........................           12,800          728,800
Avery Dennison Corp. .........................            1,800          112,500
Cooper Industries, Inc. ......................            2,200           94,737
Corning, Inc. ................................            7,400          581,825
Danaher Corp. ................................            2,500          120,781
Dover Corp. ..................................            4,800          204,300
Ecolab, Inc. .................................            2,100           71,006
Emerson Electric Co. .........................            8,500          510,531
FMC Corp. + ..................................              900           36,619
Honeywell, Inc. ..............................            2,800          295,225
Ikon Office Solutions, Inc. ..................            4,100           28,188
Illinois Tool Works, Inc. ....................            5,500          402,875
Ingersoll-Rand Co. ...........................            3,700          193,325
ITT Industries, Inc. .........................            1,400           47,863
Milacron, Inc. ...............................              800           13,150
Millipore Corp. ..............................            1,000           31,875
Minnesota Mining and Manufacturing Co. .......            9,400          893,587
Parker-Hannifin Corp. ........................            1,650           75,591
PPG Industries, Inc. .........................            4,200          254,625
Sherwin-Williams Co. .........................            2,600           58,175
Thomas & Betts Corp. .........................            1,300           58,337
Timken Co. ...................................            1,400           25,113
Tyco International Ltd. ......................           55,954        2,234,663
                                                                     -----------
                                                                       7,093,435
                                                                     -----------
SEMICONDUCTORS AND ELECTRONICS (7.8%)
Adaptec, Inc. + ..............................            3,600          162,000
ADC Telecommunications, Inc. + ...............            4,100          195,519
Advanced Micro Devices Corp. + ...............            3,200           63,400
Analog Devices, Inc. + .......................            4,300          228,438
Andrew Corp. + ...............................              700            9,013
Applied Materials, Inc. + ....................           13,200        1,185,525
General Instrument Corp. + ...................            4,000          215,250
Intel Corp. ..................................           30,200        2,338,612
KLA Instruments Corp. + ......................            2,600          205,888
LSI Logic Corp. + ............................            3,900          207,431
Lucent Technologies, Inc. ....................          100,205        6,438,171
Micron Technology, Inc. + ....................            8,200          584,762
Motorola, Inc. ...............................           17,100        1,666,181
National Semiconductor Corp. + ...............            4,100          122,744
Nortel Networks Corp. ........................           44,460        2,753,741
QUALCOMM Inc. + ..............................            5,300        1,180,575
Scientific-Atlanta, Inc. .....................            2,300          131,675
Solectron Corp. + ............................            6,800          511,700
Tellabs, Inc. + ..............................           11,800          746,350
Texas Instruments, Inc. ......................           27,400        2,459,150
                                                                     -----------
                                                                      21,406,125
                                                                     -----------
SPECIALTY CHEMICALS (0.2%)
Air Products and Chemicals, Inc. .............            5,200          143,000
Engelhard Corp. ..............................              700           12,338
Grace (W.R.) & Co. + .........................            2,400           35,850
Great Lakes Chemical Corp. ...................            1,600           56,800
Praxair, Inc. ................................            4,400          205,700
Sigma-Aldrich Corp. ..........................            1,900           54,150
                                                                     -----------
                                                                         507,838
                                                                     -----------
STEEL (0.1%)
Nucor Corp. ..................................            2,400          124,500
USX-US Steel Group, Inc. .....................              900           23,006
Worthington Industries .......................            2,400           39,900
                                                                     -----------
                                                                         187,406
                                                                     -----------
SURFACE TRANSPORT (0.2%)
Burlington Northern Santa Fe Corp. ...........            9,400          299,625
Kansas City Southern Industries, Inc. ........            2,700          128,081
Union Pacific Corp. ..........................            5,100          284,325
                                                                     -----------
                                                                         712,031
                                                                     -----------
TEXTILES AND APPAREL (0.1%)
Liz Claiborne, Inc. ..........................            1,700           68,000
Nike, Inc. ...................................            5,300          299,119
VF Corp. .....................................            1,000           30,062
                                                                     -----------
                                                                         397,181
                                                                     -----------
TOBACCO (0.2%)
Nabisco Group Holdings Corp. .................            2,700           34,594
Philip Morris Co., Inc. ......................           21,600          544,050


                                       See Notes to Portfolio of Investments. 17

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS LARGE CAP (CONTINUED)
--------------------------------------------------------------------------------

                                                      NUMBER OF       MARKET
                                                       SHARES         VALUE
                                                     ----------    ------------
TOBACCO (CONTINUED)
UST, Inc. ....................................            3,800    $    105,212
                                                                   ------------
                                                                        683,856
                                                                   ------------
TOTAL COMMON STOCKS (COST $221,864,489) ......                      255,844,609
                                                                   ------------
                                                     PRINCIPAL
                                                      AMOUNT
                                                     ---------
SHORT-TERM INVESTMENTS (5.8%)
Federal Home Loan Bank,5.16%,11/01/99 ........      $14,300,000      14,300,000
U.S. Treasury Bill,4.69%,02/17/00 @ ..........          700,000         689,794
U.S. Treasury Bill,4.71%,02/17/00 @ ..........          200,000         197,084
U.S. Treasury Bill,4.86%,02/17/00 @ ..........          700,000         689,794
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,877,119)                      15,876,672
                                                                   ------------
TOTAL INVESTMENTS (COST $237,741,608)(A)                            271,721,281

OTHER ASSETS LESS LIABILITIES                                         2,389,161
                                                                   ------------
TOTAL NET ASSETS                                                   $274,110,442
                                                                   ============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $240,725,567. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains..............................                     $ 35,417,780

Unrealized losses.............................                       (4,422,066)
                                                                   ------------

 Net unrealized gain..........................                     $ 30,995,714
                                                                   ============

Information concerning open futures contracts at October 31, 1999 is shown below:

                          NO. OF       NOTIONAL     EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures       20       $ 6,881,000      Dec 99      $    223,159
                                     ===========                  ============

+     Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1999.

Category percentages are based on net assets.


18 See Notes to Financial Statements.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS MID CAP
--------------------------------------------------------------------------------

                                                      NUMBER OF        MARKET
                                                       SHARES           VALUE
                                                     ----------      ----------
COMMON STOCKS (102.2%)
AIR TRANSPORT (1.1%)
Airborne Freight Corp. .......................              600      $   12,900
Alaska Air Group, Inc. + + ...................              700          27,825
CNF Transportation, Inc. .....................            1,100          36,369
Comair Holdings, Inc. ........................            1,900          43,848
                                                                     ----------
                                                                        120,942
                                                                     ----------
AUTO PARTS AND HARDWARE (0.2%)
Bandag, Inc. .................................              500          12,500
Carlisle Co., Inc. ...........................              300           9,975
                                                                     ----------
                                                                         22,475
                                                                     ----------
AUTOMOTIVE (2.5%)
Arvin Industries, Inc. .......................              500          14,250
Borg-Warner Automotive, Inc. .................              400          15,800
Federal-Mogul Corp. ..........................            1,100          27,637
Harley-Davidson, Inc. ........................            2,300         136,419
Lear Corp. + .................................            1,300          43,875
Meritor Automotive, Inc. .....................            1,200          20,325
Modine Manufacturing Co. .....................              300           7,463
Superior Industries International, Inc. ......              500          13,344
                                                                     ----------
                                                                        279,113
                                                                     ----------
BANKS AND THRIFTS (7.5%)
Associated Banc-Corp .........................              400          15,388
Astoria Financial Corp. ......................              800          28,800
CCB Financial Corp. ..........................              800          36,800
Charter One Financial, Inc. ..................            2,102          51,630
City National Corp. ..........................              400          15,500
Compass Bancshares Inc. ......................            1,500          40,031
Dime Bancorp, Inc. ...........................            2,100          37,537
First Security Corp. .........................            2,600          66,625
First Tennessee National Corp. ...............            1,300          44,200
First Virginia Banks, Inc. ...................              500          23,938
GreenPoint Financial Corp. ...................            2,200          62,700
Hibernia Corp. ...............................              900          12,769
Keystone Financial, Inc. .....................              500          12,531
Marshall & Ilsley Corp. ......................            1,100          73,837
Mercantile Bankshares Corp. ..................              500          18,000
North Fork Bancorp, Inc. .....................            1,000          20,688
Old Kent Financial Corp. .....................            1,623          66,137
Pacific Century Financial Corp. ..............            1,400          31,938
Provident Financial Group, Inc. ..............              800          34,350
Sovereign Bancorp, Inc. ......................            3,200          28,200
TCF Financial Corp. ..........................            1,600          47,200
WestAmerica Bancorp ..........................              500          17,219
Wilmington Trust Corp. .......................              300          16,275
Zions Bancorporation .........................              700          41,256
                                                                     ----------
                                                                        843,549
                                                                     ----------
BIOTECH AND MEDICAL PRODUCTS (6.9%)
Acuson Corp. .................................              400           4,150
Biogen, Inc. + ...............................            3,000         222,375
Chiron Corp. + ...............................            2,500          71,406
DENTSPLY International, Inc. .................              500          11,594
Genzyme Corp. + ..............................            1,000          38,250
Gilead Sciences Inc. + .......................              600          37,912
Hillenbrand Industries, Inc. .................              700          23,188
IVAX Corp. + .................................            1,800          31,613
MedImmune, Inc. + ............................              900         100,800
Millennium Pharmaceuticals, Inc. + ...........              500          35,062
MiniMed Inc. + ...............................              400          30,325
Stryker Corp. ................................            1,300          80,275
Sybron International Corp. + .................            1,000          23,813
VISX, Inc. + .................................            1,000          62,562
                                                                     ----------
                                                                        773,325
                                                                     ----------
COMMERCIAL SERVICES (2.7%)
ACNielsen Corp. + ............................            1,100          24,200
Banta Corp. ..................................              300           6,788
Cintas Corp. .................................              900          54,225
Concord EFS, Inc. + ..........................            1,050          28,416
Convergys Corp. + ............................            2,400          46,950
Gartner Group, Inc. + ........................            1,400          13,125
Kelly Services, Inc. .........................              900          26,381
Manpower, Inc. ...............................              600          21,075
Modis Professional Services + ................            1,200          13,425
Navigant Consulting, Inc. + ..................              500          14,281
Ogden Corp. ..................................              500           4,531
Standard Register Co. ........................              500          10,938
Viad Corp. ...................................              800          19,650
Wallace Computer Services, Inc. ..............              900          19,912
                                                                     ----------
                                                                        303,897
                                                                     ----------
COMPUTERS (0.4%)
NCR Corp. + ..................................            1,400          46,375
                                                                     ----------
CONGLOMERATE AND AEROSPACE (1.0%)
Cordant Technologies, Inc. ...................              700          21,831
Lancaster Colony Corp. .......................              300          10,481
Litton Industries, Inc. + ....................              900          42,244
Newport News Shipbuilding, Inc. ..............              700          21,263
Pittston Brink's Group .......................              400           7,675
Sequa Corp. + ................................              100           4,925
                                                                     ----------
                                                                        108,419
                                                                     ----------
CONSUMER FINANCE (0.7%)
Comdisco, Inc. ...............................            1,800          36,338
Finova Group, Inc. (The) .....................              400          17,625
GATX Corp. ...................................              800          26,550
                                                                     ----------
                                                                         80,513
                                                                     ----------
CONSUMER PRODUCTS (0.5%)
Blyth Industries, Inc. + .....................              600          15,038
Church & Dwight Co., Inc. ....................              400          10,425
Dial Corp. ...................................            1,200          28,050
                                                                     ----------
                                                                         53,513
                                                                     ----------
CONSUMER SERVICES (2.7%)
Bob Evans Farms, Inc. ........................              600           8,250
Brinker International, Inc. + ................            1,100          25,644


                                       See Notes to Portfolio of Investments. 19

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS MID CAP (CONTINUED)
--------------------------------------------------------------------------------

                                                      NUMBER OF        MARKET
                                                       SHARES           VALUE
                                                     ----------      ----------

CONSUMER SERVICES (CONTINUED)
Buffets, Inc. + ..............................              400      $    3,725
Electronic Arts, Inc. + ......................            1,200          96,975
Lone Star Steakhouse & Saloon, Inc. + ........            1,000           8,000
Mandaley Resort Group + ......................            1,900          35,387
Outback Steakhouse, Inc. + ...................            1,750          40,250
Papa John's International, Inc. + ............              400          14,950
Park Place Entertainment Corp. + .............            4,200          55,125
Sotheby's Holdings, Inc. .....................              600          17,213
                                                                     ----------
                                                                        305,519
                                                                     ----------
CONSUMER SPECIALTIES (0.6%)
Callaway Golf Co. ............................            1,500          20,156
International Game Technology ................              800          14,900
Premier Parks Inc. + .........................            1,200          34,725
                                                                     ----------
                                                                         69,781
                                                                     ----------
DATA AND IMAGING SERVICES (10.6%)
Affiliated Computer Services, Inc. + .........              600          22,800
Citrix Systems, Inc. + .......................              900          57,713
DST Systems, Inc. + ..........................              800          50,950
GTECH Holdings Corp. + .......................              700          14,088
Intuit Inc. + ................................            2,700          78,638
Legato Systems, Inc. + .......................            1,200          64,500
QLogic Corp. + ...............................              600          62,475
Quantum Corp. ................................            2,300          35,506
Rational Software Corp. + ....................              900          38,475
Reynolds And Reynolds Co. (The) ..............            1,600          29,100
Siebel Systems, Inc. + .......................            1,400         153,737
Sterling Software, Inc. + ....................            1,200          26,325
Structural Dynamics Research Corp. + .........              800           7,900
Symantec Corp. + .............................            1,100          52,525
Symbol Technologies, Inc. ....................              975          38,756
Transaction Systems Architects, Inc. + .......              400          12,300
VERITAS Software Corp. + .....................            4,100         442,287
                                                                     ----------
                                                                      1,188,075
                                                                     ----------
DISCRETIONARY RETAIL (4.8%)
Abercrombie & Fitch Co. + ....................            2,500          68,125
Barnes & Noble, Inc. + .......................              500          10,406
BJ's Wholesale Club, Inc. + ..................            1,400          43,137
Claire's Stores, Inc. ........................              900          15,863
Dollar Tree Stores, Inc. + ...................              500          21,781
Family Dollar Stores, Inc. ...................            1,900          39,187
Fastenal Co. .................................              400          14,500
Land's End, Inc. + ...........................              600          46,162
Micro Warehouse, Inc. + ......................              600           7,275
Officemax, Inc. + ............................            1,400           7,088
Payless ShoeSource, Inc. + ...................              700          32,069
Ross Stores, Inc. ............................            2,200          45,375
Saks Inc. + ..................................            2,100          36,094
Tiffany & Co. ................................            1,800         107,100
Williams-Sonoma, Inc. + ......................              800          43,000
                                                                     ----------
                                                                        537,162
                                                                     ----------
DRUGS (0.7%)
Carter-Wallace, Inc. .........................              600          10,838
Forest Laboratories, Inc. + ..................              900          41,287
ICN Pharmaceuticals, Inc. ....................              900          20,700
Perrigo Co. + ................................              800           6,050
                                                                     ----------
                                                                         78,875
                                                                     ----------
ELECTRIC UTILITIES (9.1%)
Allegheny Energy, Inc. .......................            2,800          89,075
Alliant Energy Corp. .........................            1,100          29,906
American Water Works Co., Inc. ...............            1,100          32,106
Black Hills Corp. ............................              150           3,375
Calpine Corp. + ..............................            1,000          57,625
Cleco Corp. ..................................              200           6,625
CMP Group Inc. ...............................              400          10,650
Conectiv, Inc. ...............................            1,350          26,325
DPL Inc. .....................................            2,700          54,675
DQE, Inc. ....................................            1,100          43,931
Energy East Corp. ............................            1,400          35,175
Hawaiian Electric Industries, Inc. ...........              600          20,250
Idacorp Inc. .................................              900          27,169
Illinova Corp. ...............................              800          25,450
IPALCO Enterprises,  Inc. ....................            1,600          32,700
Kansas City Power & Light Co. ................            1,100          26,950
LG&E Energy Corp. ............................            1,300          28,600
MidAmerican Energy Holdings Corp.+ ...........            1,100          36,987
Minnesota Power, Inc. ........................            1,000          18,500
Montana Power Co. ............................            1,200          34,125
New England Electric System ..................              700          36,444
NiSource Inc. ................................            2,200          45,100
Northeast Utilities Corp. + ..................            1,700          35,381
OGE Energy Corp. .............................            1,600          36,300
Potomac Electric Power Co. ...................            2,000          54,875
Public Service Co. of New Mexico .............              600          10,725
Puget Sound Energy, Inc. .....................            1,400          30,975
Scana Corp. ..................................            1,100          27,363
Sierra Pacific Resources Corp. ...............            1,100          24,750
Teco Energy, Inc. ............................            1,000          22,063
UtiliCorp United Inc. ........................            1,500          32,437
Wisconsin Energy Corp. .......................            1,000          22,375
                                                                     ----------
                                                                      1,018,987
                                                                     ----------
ELECTRICAL MACHINERY AND INSTRUMENTS (2.0%)
Beckman Coulter Inc. .........................              200           9,200
Diebold, Inc. ................................              500          13,125
Herman Miller, Inc. ..........................            2,200          47,712
Hon Industries, Inc. .........................            1,200          23,550
SCI Systems, Inc. + ..........................            1,400          69,125
Sensormatic Electronics Corp. + ..............              900          13,613
Waters Corp. + ...............................              800          42,500
                                                                     ----------
                                                                        218,825
                                                                     ----------
ELECTRONIC MEDIA (2.3%)
Chris-Craft Industries, Inc. + ...............              500          34,875
Hispanic Broadcasting Corp. + ................              700          56,700


20 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                      NUMBER OF        MARKET
                                                       SHARES           VALUE
                                                     ----------      ----------

ELECTRONIC MEDIA (CONTINUED)
Univision Communications, Inc. + .............            1,500      $  127,594
Westwood One, Inc. + .........................              700          32,287
                                                                     ----------
                                                                        251,456
                                                                     ----------
FOOD AND BEVERAGE (2.9%)
Dean Foods Co. ...............................            1,100          50,875
Hormel Foods Corp. ...........................            1,300          56,062
IBP, Inc. ....................................            2,300          55,056
Interstate Bakeries Corp. ....................              500          10,125
Lance, Inc. ..................................              200           2,413
McCormick & Co., Inc. ........................            1,300          40,787
Suiza Foods Corp. + ..........................              400          14,425
The J.M. Smucker Co. .........................              300           5,963
Tyson Foods, Inc. ............................            3,100          47,275
U.S. Foodservice + ...........................            1,800          34,538
Universal Foods Corp. ........................              600          11,475
                                                                     ----------
                                                                        328,994
                                                                     ----------
FOOD AND DRUG RETAIL (0.4%)
Hannaford Bros. Co. ..........................              600          42,037
Ruddick Corp. ................................              300           5,119
                                                                     ----------
                                                                         47,156
                                                                     ----------
FOREST PRODUCTS AND BUILDING MATERIALS (3.2%)
American Standard Companies, Inc. + ..........            1,700          64,919
Bowater, Inc. ................................              700          36,750
Chesapeake Corp. .............................              300           9,000
Consolidated Papers, Inc. ....................            1,400          43,837
Georgia-Pacific Corp. ........................            1,700          40,588
Glatfelter (P.H.) Co. ........................            1,000          14,625
Martin Marietta Materials, Inc. ..............              300          11,681
Rayoner, Inc. ................................              300          12,300
Sonoco Products Co. ..........................              770          18,480
Southdown, Inc. ..............................              700          33,819
USG Corp. ....................................            1,200          59,475
Wausau-Mosinee Paper Corp. ...................              600           7,575
                                                                     ----------
                                                                        353,049
                                                                     ----------
GAS UTILITIES (1.8%)
El Paso Energy Corp. .........................            1,500          61,500
Indiana Energy, Inc. .........................              600          12,113
KeySpan Energy Corp. .........................            1,400          39,375
MCN Energy Group, Inc. .......................              900          21,994
National Fuel Gas Co. ........................              700          34,212
Questar Corp. ................................              600          10,800
Washington Gas Light Co. .....................              700          19,031
                                                                     ----------
                                                                        199,025
                                                                     ----------
HEALTH SERVICES (1.2%)
Apria Healthcare Group Inc. + ................            1,000          15,813
First Health Group Corp. + ...................              600          13,950
Foundation Health Systems, Inc. + ............            1,400           9,275
Lincare Holdings Inc. + ......................              800          22,500
Oxford Health Plans, Inc. + ..................            1,700          20,081
PacifiCare Health Systems, Inc. + ............              900          35,494
Trigon Healthcare, Inc. + ....................              700          19,862
                                                                     ----------
                                                                        136,975
                                                                     ----------
HOUSING AND FURNISHINGS (1.0%)
Clayton Homes, Inc. ..........................            2,800          28,350
Furniture Brands International,  Inc. + ......            1,100          21,313
Mohawk Industries, Inc. + ....................            1,100          25,231
Shaw Industries, Inc. + ......................            2,600          40,137
                                                                     ----------
                                                                        115,031
                                                                     ----------
INDUSTRIAL SERVICES (0.2%)
Granite Construction, Inc. ...................              450           9,309
Jacobs Engineering Group, Inc. + .............              300          10,650
                                                                     ----------
                                                                         19,959
                                                                     ----------
INSURANCE (4.0%)
Allmerica Financial Corp. ....................            1,400          80,062
AMBAC, Inc. ..................................            1,900         113,525
American Financial Group, Inc. ...............            1,200          35,550
Everest Reinsurance Holdings, Inc. ...........              500          12,875
Horace Mann Educators Corp. ..................              500          14,094
HSB Group, Inc. ..............................              400          15,300
Old Republic International Corp. .............            1,850          25,322
PMI Group, Inc. (The) ........................              900          46,687
Protective Life Corp. ........................              900          32,569
ReliaStar Financial Corp. ....................              800          34,350
Unitrin, Inc. ................................              900          33,694
                                                                     ----------
                                                                        444,028
                                                                     ----------
INVESTMENT SERVICES (0.8%)
Edwards (A.G.), Inc. .........................            1,900          57,119
Legg Mason, Inc. .............................              900          32,737
                                                                     ----------
                                                                         89,856
                                                                     ----------
MISCELLANEOUS METALS (0.1%)
Minerals Technologies Inc. ...................              200           8,625
                                                                     ----------
OIL (1.7%)
Devon Energy Corp. ...........................            1,000          38,875
Murphy Oil Corp. .............................              600          33,637
Noble Affiliates, Inc. .......................              700          17,719
Ocean Energy, Inc. ...........................            1,900          17,456
Pennzoil-Quaker State Co. + ..................              400           4,725
Santa Fe Snyder Corp. + ......................            2,300          19,838
Ultramar Diamond Shamrock Corp. ..............            2,300          56,350
                                                                     ----------
                                                                        188,600
                                                                     ----------
OIL SERVICES (3.0%)
BJ Services Co. + ............................              800          27,450
Ensco International, Inc. ....................            2,600          50,375
Global Marine Inc. + .........................            2,500          37,969
Nabors Industries, Inc. + ....................            1,700          38,569
Noble Drilling Corp. + .......................            3,500          77,656
Smith International, Inc. + ..................              600          20,737
Tidewater, Inc. ..............................              700          21,000
Transocean Offshore, Inc. ....................              600          16,313
Weatherford International, Inc. ..............            1,400          47,425
                                                                     ----------
                                                                        337,494
                                                                     ----------


                                       See Notes to Portfolio of Investments. 21

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS MID CAP (CONTINUED)
--------------------------------------------------------------------------------

                                                      NUMBER OF        MARKET
                                                       SHARES           VALUE
                                                     ----------      ----------
OTHER TELECOMMUNICATIONS (1.0%)
Cincinnati Bell Inc. .........................            1,100      $   22,894
Telephone & Data Systems, Inc. ...............              800          92,200
                                                                     ----------
                                                                        115,094
                                                                     ----------
PRINT MEDIA (2.4%)
Belo Corp. ...................................            1,400          28,525
Harte-Hanks, Inc. ............................              900          17,831
Houghton Mifflin Co. .........................              400          16,950
Lee Enterprises, Inc. ........................              400          11,800
Media General, Inc. + ........................              300          16,388
Reader's Digest Association, Inc. (The) ......            1,100          35,475
Scholastic Corp. + ...........................              200           9,300
Sungard Data Systems, Inc. + .................              900          21,994
Washington Post Co. ..........................              200         106,412
                                                                     ----------
                                                                        264,675
                                                                     ----------
PRODUCER GOODS (4.4%)
Albany International Corp. + .................              700          10,631
American Power Conversion Corp. + ............            2,700          60,581
AMETEK, Inc. .................................              300           5,925
Donaldson Co., Inc. ..........................              500          11,625
Federal Signal Corp. .........................              500           9,406
Ferro Corp. ..................................              400           8,150
Flowserve Corp. ..............................              500           8,437
Fuller (H.B.) Co. ............................              200          10,950
Harsco Corp. .................................            1,000          29,437
Hubbell, Inc. + ..............................              800          22,150
Imation Corp. + ..............................              400          12,275
Kaydon Corp. .................................              200           4,963
Kennametal, Inc. .............................              300           8,625
Mark IV Industries, Inc. .....................            1,100          21,175
Nordson Corp. ................................              300          13,294
Pentair, Inc. ................................              700          26,337
Precision Castparts Corp. ....................              300           8,850
Premark International, Inc. ..................            1,100          60,225
RPM, Inc. ....................................              900          10,744
SPX Corp. + ..................................              600          50,850
Tecumseh Products Co. ........................              400          19,175
Teleflex, Inc. ...............................              300          10,219
Trinity Industries, Inc. .....................              800          23,850
UCAR International, Inc. + ...................            1,100          21,519
Watts Industries, Inc. .......................              200           2,738
York International Corp. .....................              800          18,850
                                                                     ----------
                                                                        490,981
                                                                     ----------
SEMICONDUCTORS AND ELECTRONICS (14.0%)
ADTRAN, Inc. + ...............................              500          18,563
Altera Corp. + ...............................            2,600         126,425
Arrow Electronics, Inc. + ....................            1,100          23,994
Atmel Corp. + ................................            1,000          38,625
Avnet, Inc. ..................................              400          21,725
CIRCOR International Inc. + ..................              100             950
Cypress Semiconductor Corp. + ................            2,000          51,125
Integrated Electric Services Inc. + ..........            1,000          20,563
Jabil Circuit, Inc. + ........................            1,300          67,925
Linear Technology Corp. ......................            1,900         132,881
Maxim Integrated Products, Inc. + ............            3,300         260,494
Microchip Technology, Inc. + .................              400          26,650
Molex, Inc. ..................................              900          32,850
Novellus Systems, Inc. + .....................              500          38,750
Sanmina Corp. + ..............................              600          54,037
Synopsys, Inc. + .............................            1,100          68,544
Tech Data Corp. + ............................              500           9,406
Teradyne, Inc. + .............................            4,000         154,000
Vishay Intertechnology, Inc. + ...............            1,000          24,437
Vitesse Semiconductor Corp. + ................            2,200         100,925
Xilinx, Inc. + ...............................            3,800         298,775
                                                                     ----------
                                                                      1,571,644
                                                                     ----------
SPECIALTY CHEMICALS (1.6%)
Airgas, Inc. .................................              800           7,600
Albemarle Corp. ..............................              500           8,875
Cabot Corp. ..................................              500           9,313
CK Witco Corp. ...............................            2,046          19,181
Cytec Industries Inc. + ......................              900          23,231
Dexter Corp. .................................              200           7,013
Hanna (M.A.) Co. .............................            1,100          11,756
Lubrizol Corp. (The) .........................            1,200          30,750
NCH Corp. ....................................              100           4,781
Schulman (A.), Inc. ..........................              400           6,225
Solutia, Inc. ................................            2,300          39,531
Wellman, Inc. ................................              400           6,025
                                                                     ----------
                                                                        174,281
                                                                     ----------
STEEL (0.3%)
AK Steel Holding Corp. .......................              900          15,581
Carpenter Technology Corp. ...................              300           7,312
Maxxam, Inc. + ...............................              100           4,538
Ryerson Tull Inc. ............................              300           6,150
                                                                     ----------
                                                                         33,581
                                                                     ----------
SURFACE TRANSPORT (0.3%)
Alexander & Baldwin, Inc. ....................              500          12,000
Arnold Industries, Inc. ......................              200           2,006
Swift Transportation Co., Inc. + .............              800          13,950
Wisconsin Central Transportation Co. + .......              600           8,325
                                                                     ----------
                                                                         36,281
                                                                     ----------
TEXTILES AND APPAREL (1.1%)
Jones Apparel Group, Inc. + ..................            3,050          96,457
Warnaco Group, Inc. (The) ....................              700           9,975
Westpoint Stevens, Inc. + ....................            1,100          20,831
                                                                     ----------
                                                                        127,263
                                                                     ----------
TOBACCO (0.5%)
R.J. Reynolds Tobacco Holdings, Inc. .........            2,100          45,544
Universal Corp. ..............................              600          14,100
                                                                     ----------
                                                                         59,644
                                                                     ----------
TOTAL COMMON STOCKS (COST $10,933,820) .......                       11,443,037
                                                                     ----------


22 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                     ----------     ------------
SHORT-TERM INVESTMENTS (1.1%)
Federal Home Loan Bank,5.16%,11/01/99 ........       $  128,000     $   128,000
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $128,000)                            128,000
                                                                    -----------
TOTAL INVESTMENTS (COST $11,061,820)(A)                              11,571,037

OTHER ASSETS LESS LIABILITIES                                          (368,324)
                                                                    -----------
TOTAL NET ASSETS                                                    $11,202,713
                                                                    ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $11,138,873. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains..............................                      $ 1,494,894

Unrealized losses.............................                       (1,062,730)
                                                                    -----------
 Net unrealized gain..........................                      $   432,164
                                                                    ===========

+     Non-income producing security.

Category percentages are based on net assets.


                                           See Notes to Financial Statements. 23

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------

                                                      NUMBER OF        MARKET
                                                       SHARES           VALUE
                                                     ----------      ----------
COMMON STOCKS (97.4%)
AIR TRANSPORT (1.2%)
Air Express International Corp. ..............              800      $   21,300
Expeditors International of Washington,
 Inc .........................................            1,300          48,587
Fritz Companies, Inc. + ......................              900          10,069
Mesa Air Group, Inc. + .......................              900           5,062
SkyWest, Inc. ................................            1,100          27,294
                                                                     ----------
                                                                        112,312
                                                                     ----------
AUTO PARTS AND HARDWARE (0.9%)
Apogee Enterprises, Inc. .....................              800           5,050
Barnes Group, Inc. ...........................              800          16,250
CLARCOR, Inc. ................................              600          10,238
Standard Motor Products, Inc. ................              600           9,675
TBC Corp. + ..................................            1,100           7,528
Toro Co. .....................................              500          17,937
WD-40 Co. ....................................              300           6,975
Wynn's International, Inc. ...................              300           4,669
                                                                     ----------
                                                                         78,322
                                                                     ----------
AUTOMOTIVE (0.8%)
Gentex Corp. + ...............................            1,800          30,937
Mascotech Inc. ...............................            1,200          17,475
Monaco Coach Corp. + .........................              800          18,800
Simpson Industries, Inc. .....................              900           9,422
                                                                     ----------
                                                                         76,634
                                                                     ----------
BANKS AND THRIFTS (7.2%)
Anchor Bancorp Wisconsin, Inc. ...............              600           9,600
Banknorth Group, Inc. ........................              500          16,891
Carolina First Corp. .........................              500          10,344
Centura Banks, Inc. ..........................              700          36,881
Chittenden Corp. .............................              700          21,612
Commerce Bancorp, Inc. .......................              967          43,334
Commercial Federal Corp. .....................            1,100          21,587
Community First Bankshares, Inc. .............            1,000          19,031
Cullen/Frost Bankers, Inc. ...................            1,200          34,650
Downey Financial Corp. .......................              435           9,624
First Bancorp ................................            1,400          31,325
First Midwest Bancorp, Inc. ..................              800          32,700
FirstMerit Corp. .............................            2,400          63,450
Hudson United Bancorp ........................            1,615          50,772
JSB Financial, Inc. ..........................              200          12,025
MAF Bancorp, Inc. ............................              900          19,406
Provident Bankshares Corp. ...................              525          11,304
Queens County Bancorp, Inc. ..................              850          26,722
Riggs National Corp. .........................            1,100          16,638
Silicon Valley Bancshares + ..................              500          16,313
Susquehanna Bancshares, Inc. .................              600           9,975
TrustCo Bank Corp. NY ........................            1,060          31,336
U.S. Trust Corp. + ...........................              500          40,562
United Bankshares, Inc. ......................              800          19,700
UST Corp. ....................................            1,100          34,100
Whitney Holdings Corp. .......................              400          14,800
                                                                     ----------
                                                                        654,682
                                                                     ----------
BIOTECH AND MEDICAL PRODUCTS (4.0%)
Alpharma, Inc. ...............................              900          31,669
Barr Laboratories, Inc. + ....................              300           9,094
Bio-Technology General Corp. + ...............            1,300          12,675
Cephalon Inc. + ..............................              700          11,375
Cooper Companies, Inc. .......................              300           7,500
COR Therapeutics, Inc. + .....................              300           6,056
Datascope Corp. + ............................              600          21,600
Diagnostic Products Corp. ....................              300           6,975
Enzo Biochem, Inc. + .........................              600          12,825
IDEC Pharmaceuticals Corp. + .................              800          92,950
IDEXX Laboratories, Inc. + ...................              800          12,100
Invacare Corp. ...............................              500          10,438
Liposome Co., Inc. + .........................            1,500          11,813
Maxxim Medical, Inc. + .......................              600          14,400
Mentor Corp. .................................              600          14,137
Protein Design Labs, Inc. + ..................              500          20,031
Respironics, Inc. + ..........................              700           5,906
Spacelabs Medical, Inc. + ....................              200           2,850
Summit Technology, Inc. + ....................            1,000          15,562
Vital Signs, Inc. ............................              300           6,488
Wesley Jessen VisionCare, Inc. + .............              500          13,437
Xomed Surgical Products, Inc. + ..............              300          18,244
                                                                     ----------
                                                                        358,125
                                                                     ----------
COMMERCIAL SERVICES (5.4%)
ABM Industries, Inc. .........................              500          11,937
ADVO, Inc. + .................................              900          15,919
Angelica Corp. ...............................              200           2,288
Bowne & Co., Inc. ............................            1,000          11,125
Catalina Marketing Corp. + ...................              500          46,812
CDI Corp. + ..................................              800          21,200
Central Parking Corp. ........................              500          13,406
Consolidated Graphics, Inc. + ................              200           4,000
Dendrite International, Inc. + ...............            1,200          37,650
Fair Isaac & Co., Inc. .......................              600          23,175
G&K Services,  Inc. ..........................              300          11,269
Harland (John H.) Co. ........................            1,500          28,500
Insurance Auto Autions, Inc. + ...............              300           4,613
Interim Services, Inc. + .....................            1,700          27,944
Labor Ready, Inc. + ..........................              450           4,584
Lason, Inc. + ................................              500          18,578
Maximus, Inc. + ..............................              600          13,912
Merrill Corp. ................................              300           6,188
NFO Worldwide, Inc. + ........................              300           3,338
Profit Recovery Group International, Inc. ....
 (The) + .....................................              900          37,069
True North Communications, Inc. ..............            1,300          52,406
Valassis Communications, Inc. + ..............            1,950          83,850
Volt Information Sciences, Inc. + ............              400           7,900
                                                                     ----------
                                                                        487,663
                                                                     ----------


24 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                      NUMBER OF        MARKET
                                                       SHARES           VALUE
                                                     ----------      ----------
CONGLOMERATE AND AEROSPACE (1.1%)
AAR Corp. ....................................              600      $   10,012
Alliant Techsystems Inc. + ...................              400          24,600
Anixter International, Inc. + ................              700          14,612
BE Aerospace, Inc. + .........................              600           6,038
GenCorp, Inc. ................................            1,800          20,475
Kaman Corp. ..................................              700           7,700
Triarc Co., Inc. + ...........................              600          11,925
                                                                     ----------
                                                                         95,362
                                                                     ----------
CONSUMER FINANCE (0.6%)
Americredit Corp. + ..........................            2,000          34,750
Rollins Truck Leasing Corp. ..................            2,100          20,212
                                                                     ----------
                                                                         54,962
                                                                     ----------
CONSUMER PRODUCTS (0.0%)
USA Detergents Inc. + ........................              300           1,594
                                                                     ----------
CONSUMER SERVICES (3.4%)
Anchor Gaming + ..............................              300          18,300
Applebee's International, Inc. ...............            1,200          34,575
Aztar Corp. + ................................            1,100          10,656
CEC Entertainment, Inc. + ....................            1,050          33,666
Cheesecake Factory, Inc. (The) + .............              700          21,437
Consolidated Products, Inc. + ................              500           5,750
Hollywood Park, Inc. + .......................            1,200          20,775
IHOP Corp. + .................................              400           7,225
Jack in the Box Inc. + .......................            1,700          40,906
Landry's Seafood Restaurants, Inc. + .........              700           5,250
Luby's Cafeterias, Inc. ......................              400           4,750
Marcus Corp. .................................              800          11,250
Panera Bread Co. + ...........................              300           2,063
Players International, Inc. + ................              800           5,900
Pre-Paid Legal Services, Inc. + ..............              400           9,700
Prime Hospitality Corp. + ....................            2,300          17,969
Ruby Tuesday, Inc. ...........................              800          15,250
Ryan's Family Steak Houses, Inc. + ...........              800           8,375
Scotts Co. (The) + ...........................              500          20,062
Sonic Corp. + ................................              450          12,600
                                                                     ----------
                                                                        306,459
                                                                     ----------
CONSUMER SPECIALTIES (2.0%)
Action Performance Co., Inc. + ...............              400           8,138
Arctic Cat, Inc. .............................            1,000           9,500
Coachmen Industries, Inc. ....................              700          10,281
Fossil, Inc. + ...............................              900          24,862
Huffy Corp. ..................................              300           2,981
Midway Games, Inc. + .........................            1,700          33,894
Polaris Industries, Inc. .....................              900          31,444
Russ Berrie & Co., Inc. ......................            1,000          19,250
Sola International, Inc. + ...................              600           8,400
Sturm, Ruger & Co., Inc. .....................              700           6,213
Thor Industries, Inc. ........................              300           7,575
Winnebago Industries, Inc. ...................              900          15,637
                                                                     ----------
                                                                        178,175
                                                                     ----------
DATA AND IMAGING SERVICES (9.8%)
Acxiom Corp. + ...............................            1,900          31,350
American Management Systems, Inc. + ..........            1,100          28,462
Apex Inc. ....................................              500           8,500
Auspex Systems, Inc. .........................              700           3,894
BISYS Group,  Inc. (The) + ...................            1,000          51,000
Black Box Corp. + ............................              400          20,300
Clarify, Inc. + ..............................              500          38,625
DBT Online, Inc. + ...........................              500          11,688
Filenet Corp. + ..............................              800          13,225
Gerber Scientific, Inc. ......................              400           7,550
Harbinger Corp. + ............................            1,100          17,531
Harmon Industries, Inc. ......................              450           5,963
Henry (Jack) & Associates, Inc. ..............              600          21,825
HNC Software Inc. + ..........................              600          23,963
InterVoice, Inc. + ...........................            1,000          12,375
Kronos, Inc. + ...............................              550          24,681
Macromedia, Inc. + ...........................              900          57,994
Mercury Interactive Corp. + ..................            1,700         137,912
National Computer Systems, Inc. ..............            1,000          37,812
National Data Corp. ..........................              600          14,400
National Instruments Corp. + .................              900          27,056
Progress Software Corp. + ....................              650          21,775
QRS Corp. + ..................................              400          22,250
Remedy Corp. + ...............................              700          30,100
SEI Investments Co. ..........................              500          48,734
Technology Solutions Co. + ...................            1,100          22,550
Visio Corp. + ................................              700          27,716
Whittman-Hart, Inc. + ........................            1,100          42,281
Xircom, Inc. + ...............................              800          40,350
Zixit Corp. + ................................              600          23,850
                                                                     ----------
                                                                        875,712
                                                                     ----------
DISCRETIONARY RETAIL (6.6%)
Ames Department Stores, Inc. + ...............            1,300          41,194
Ann Taylor Stores Corp. + ....................              700          29,794
Bombay Company, Inc. + .......................            1,000           4,125
Books-A-Million, Inc. + ......................              300           2,700
Building Materials Holding Corp. + ...........              300           3,319
Cato Corp. (The) .............................            1,100          12,650
Cost Plus, Inc. + ............................              900          32,850
CPI Corp. ....................................              400          10,225
Damark International, Inc. + .................              100           1,022
Discount Auto Parts, Inc. + ..................              400           5,700
Dress Barn, Inc. + ...........................              900          16,003
Footstar, Inc. + .............................            1,100          38,500
Goody's Family Clothing, Inc. + ..............            1,600          16,200
Gottschalks Inc. + ...........................              300           2,681
Hancock Fabrics, Inc. ........................              800           3,300
Insight Enterprises, Inc. + ..................            1,050          39,244
Jo-Ann Stores, Inc. + ........................              700           9,756
Lillian Vernon Corp. .........................              200           2,538
Linens 'n Things, Inc. + .....................            1,400          55,650


                                       See Notes to Portfolio of Investments. 25

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS SMALL CAP (CONTINUED)
--------------------------------------------------------------------------------

                                                      NUMBER OF        MARKET
                                                       SHARES           VALUE
                                                     ----------      ----------
DISCRETIONARY RETAIL (CONTINUED)
Men's Wearhouse, Inc. + ......................            1,350      $   29,616
Michaels Stores, Inc. + ......................            1,300          43,631
New England Business Service, Inc. ...........              700          18,200
O'Reilly Automotive, Inc. + ..................              800          34,900
Pacific Sunwear of California, Inc. + ........            1,050          31,697
Regis Corp. ..................................            1,200          22,275
Shopko Stores, Inc. + ........................            1,000          25,062
Stein Mart, Inc. + ...........................            2,000          13,250
Zale Corp. + .................................            1,300          54,437
                                                                     ----------
                                                                        600,519
                                                                     ----------
DRUGS (0.8%)
Dura Pharmaceuticals, Inc. + .................              900          11,503
Jones Medical Industries, Inc. ...............              750          23,250
Roberts Pharmaceutical Corp. + ...............            1,100          35,475
                                                                     ----------
                                                                         70,228
                                                                     ----------
ELECTRIC UTILITIES (2.2%)
American States Water Co. ....................              200           6,863
Aquarion Co. .................................              300          10,894
Bangor Hydro-Electric Co. ....................              200           3,275
Central Hudson Gas & Electric Co. ............              700          26,206
Central Vermont Public Service Corp. .........              300           3,881
Eastern Utilities Association ................              500          15,125
Green Mountain Power Corp. ...................              200           2,013
Northwestern Corp. ...........................              600          13,687
Philadelphia Suburban Water Corp. ............            1,286          29,578
TNP Enterprises, Inc. ........................              600          23,925
United Illuminating Co. ......................              500          25,875
United Water Resources, Inc. .................            1,100          37,125
                                                                     ----------
                                                                        198,447
                                                                     ----------
ELECTRICAL MACHINERY AND INSTRUMENTS (1.4%)
Analogic Corp. ...............................              300           7,875
Coherent, Inc. + .............................              600          12,338
Dionex Corp. + ...............................              600          26,662
Micros Systems, Inc. + .......................              500          23,141
Nashua Corp. + ...............................              200           1,675
RSA Security Inc. + ..........................            1,000          35,500
Technitrol, Inc. .............................              300          10,913
Varian Medical Systems, Inc. .................              600          12,637
                                                                     ----------
                                                                        130,741
                                                                     ----------
FOOD AND BEVERAGE (2.7%)
Agribrands International, Ltd + ..............              400          17,700
Canandiagua Brands, Inc. + ...................              600          36,300
Coca-Cola Bottling Co. .......................              200          10,525
Corn Products International, Inc. ............            1,300          42,331
Earthgrains Co. (The) ........................            1,700          38,781
J&J Snack Foods Corp. + ......................              300           5,775
Michael Foods, Inc. ..........................              900          22,950
Natures Sunshine Products, Inc. ..............              300           2,213
NBTY, Inc. + .................................            1,900          15,319
Ralcorp Holdings, Inc. + .....................              600          11,700
Smithfields Foods, Inc. + ....................            1,900          43,225
                                                                     ----------
                                                                        246,819
                                                                     ----------
FOOD AND DRUG RETAIL (1.1%)
Casey's General Stores, Inc. .................            1,800          23,175
Express Scripts, Inc. + ......................              800          39,300
Fleming Companies, Inc. ......................              900          10,744
Nash-Finch Co. ...............................              600           3,937
United Natural Foods, Inc. + .................              400           3,525
Whole Foods Market, Inc. + ...................              500          17,000
                                                                     ----------
                                                                         97,681
                                                                     ----------
FOREST PRODUCTS AND BUILDING MATERIALS (2.0%)
AptarGroup, Inc. .............................              800          21,500
Caraustar Industries, Inc. ...................              600          14,475
Elcor Corp. ..................................              900          22,163
Florida Rock Industries, Inc. ................              800          27,000
Myers Industries, Inc. .......................              770          10,828
Republic Group, Inc. .........................              300           5,175
Shorewood Packaging Corp. + ..................              750           9,516
Simpson Manufacturing Co., Inc. + ............              500          20,281
Texas Industries, Inc. .......................              500          17,906
TJ International, Inc. .......................              400          12,400
Universal Forest Products, Inc. ..............              600           8,700
Watsco, Inc. .................................              750           7,594
                                                                     ----------
                                                                        177,538
                                                                     ----------
GAS UTILITIES (2.8%)
Atmos Energy Corp. ...........................              800          18,150
Cascade Natural Gas Corp. ....................              300           5,438
Connecticut Energy Corp. .....................              200           7,550
Energen Corp. ................................            1,200          22,200
New Jersey Resources Corp. ...................              800          32,550
Northwest Natural Gas Co. ....................            1,100          28,462
Pennsylvania Enterprises,  Inc. ..............              200           6,813
Piedmont Natural Gas, Inc. ...................            1,100          35,200
Public Service Co. of North Carolina .........              700          22,006
Southwest Gas Corp. ..........................            1,200          27,900
Southwestern Energy Co. ......................              700           5,600
Wicor, Inc. ..................................            1,500          44,625
                                                                     ----------
                                                                        256,494
                                                                     ----------
HEALTH SERVICES (2.1%)
Bindley Western Industries, Inc. .............              933          11,721
Coventry Health Care, Inc. + .................            1,400           8,050
Magellan Health Services, Inc. + .............              800           4,850
MedQuist, Inc. + .............................            1,000          32,000
Orthodontic Centers of America, Inc. + .......              900          12,375
Owens & Minor, Inc. ..........................            1,200          11,250
Patterson Dental Co. + .......................              800          36,050
Pharmaceutical Product Development, Inc. + ...              800           8,050
Phycor, Inc. + ...............................            1,800           4,500
Priority Healthcare Corp. + ..................              469           9,409
Renal Care Group, Inc. + .....................            1,350          25,144
Sierra Health Services, Inc. + ...............              600           4,388


26 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                      NUMBER OF        MARKET
                                                       SHARES           VALUE
                                                     ----------      ----------

HEALTH SERVICES (CONTINUED)
Syncor International Corp. + .................              400      $   14,650
U.S. Oncology, Inc. + ........................            1,300           5,809
                                                                     ----------
                                                                        188,246
                                                                     ----------
HEAVY MACHINERY (1.0%)
Astec Industries, Inc. + .....................              800          18,750
Gardner Denver Machinery, Inc. + .............              800           9,650
JLG Industries, Inc. .........................            1,500          19,219
Lindsay Manufacturing Co. ....................              300           6,094
Manitowoc Co., Inc. (The) ....................            1,050          31,369
Wabash National Corp. ........................              500           7,937
                                                                     ----------
                                                                         93,019
                                                                     ----------
HOUSING AND FURNISHINGS (3.0%)
Bassett Furniture Industries, Inc. ...........              200           3,600
D.R. Horton, Inc. ............................            1,675          19,786
Department 56, Inc. + ........................              800          15,200
Dixie Group, Inc. + ..........................              500           3,375
Ethan Allen Interiors, Inc. ..................            1,150          40,897
Fedders Corp. ................................            1,900          11,756
Harman International Industries ..............              800          32,700
La-Z-Boy, Inc. ...............................            1,800          32,850
Libbey Inc. ..................................              700          18,550
MDC Holdings, Inc. ...........................              700          10,938
National Presto Industries, Inc. .............              100           3,700
Oakwood Homes Corp. ..........................              900           2,644
Ryland Group, Inc. ...........................              700          14,437
Skyline Corp. ................................              200           4,975
Southern Energy Hampshire + ..................              400           1,000
Standard Pacific Corp. .......................            1,100          11,825
Toll Brothers, Inc. + ........................            1,200          21,000
U.S. Home Corp. + ............................              700          19,600
                                                                     ----------
                                                                        268,833
                                                                     ----------
INDUSTRIAL SERVICES (1.1%)
Butler Manufacturing Co. .....................              100           2,469
Dycom Industries, Inc. + .....................              850          27,678
Insituform Technologies, Inc. + ..............            1,000          23,937
Morrison Knudsen Corp. + .....................            1,000           9,125
Service Experts, Inc. + ......................              600           3,600
Tetra Technologies Inc. + ....................            1,250          19,844
URS Corp. + ..................................              700          12,600
                                                                     ----------
                                                                         99,253
                                                                     ----------
INSURANCE (3.7%)
ChoicePoint Inc. + ...........................              400          24,725
Delphi Financial Group, Inc. + ...............              734          23,488
E.W. Blanch Holdings, Inc. ...................              600          38,850
Enhance Financial Services Group,  Inc. ......            1,700          31,025
First American Financial Corp. ...............              700          10,369
Fremont General Corp. ........................            1,200          10,350
Frontier Insurance Group, Inc. ...............              900           7,987
Gallagher (Arthur J.) & Co. ..................              800          41,400
Hilb Rogal & Hamilton Co. ....................              300           7,519
Hooper Holmes, Inc. ..........................              800          21,500
Mutual Risk Management Ltd. ..................              800          12,100
Radian Group Inc. ............................            1,700          89,781
Selective Insurance Group, Inc. ..............              500           9,344
Trenwick Group,  Inc. ........................              300           6,094
                                                                     ----------
                                                                        334,532
                                                                     ----------
INVESTMENT SERVICES (2.5%)
Dain Rauscher Corp. ..........................              600          32,213
Eaton Vance Corp. ............................            1,200          41,025
Hambrecht & Quist Group + ....................            1,100          54,312
Jefferies Group, Inc. ........................              400           8,525
Legg Mason, Inc. .............................            1,400          50,925
Raymond James Financial, Inc. ................            1,700          34,425
                                                                     ----------
                                                                        221,425
                                                                     ----------
MISCELLANEOUS METALS (0.2%)
Amcol International Corp. ....................              700           8,575
IMCO Recycling, Inc. .........................              300           4,388
Stillwater Mining Co. + ......................              400           8,050
                                                                     ----------
                                                                         21,013
                                                                     ----------
OIL (2.2%)
Barrett Resources Corp. + ....................            1,100          36,919
Cabot Oil & Gas Corp. ........................              900          14,512
Cross Timbers Oil Co. ........................              700           7,788
Newfield Exploration Co. + ...................            1,900          55,931
Pogo Producing Co. ...........................              900          18,056
St. Mary Land & Exploration Co. ..............              300           7,650
Stone Energy Corp. + .........................              800          38,900
Vintage Petroleum, Inc. ......................            1,600          17,400
                                                                     ----------
                                                                        197,156
                                                                     ----------
OIL SERVICES (0.4%)
Oceaneering International, Inc. + ............              400           5,425
Pool Energy Services Co. + ...................              800          17,450
SEACOR SMIT Holdings + .......................              200           9,150
Seitel, Inc. + ...............................              400           3,175
                                                                     ----------
                                                                         35,200
                                                                     ----------
OTHER TELECOMMUNICATIONS (0.2%)
TALK.com Inc. + ..............................            1,400          22,312
                                                                     ----------
PRINT MEDIA (0.5%)
Factset Research Systems, Inc. + .............              450          29,897
Primark Corp. + ..............................              500          12,688
Thomas Nelson, Inc. ..........................              400           3,850
                                                                     ----------
                                                                         46,435
                                                                     ----------
PRODUCER GOODS (8.3%)
Amcast Industrial Corp. ......................              200           2,713
Applied Industrial Technologies, Inc. ........              700          11,025
Applied Power, Inc. ..........................              900          26,156
Aviation Sales Co. + .........................              600          10,425
Baldor Electric Co. ..........................              600          11,662
Belden, Inc. .................................              700          12,862
BMC Industries, Inc. .........................              900           5,231
Brady Corp. ..................................              600          17,400
Buckeye Technologies, Inc. + .................              600           9,075


                                       See Notes to Portfolio of Investments. 27

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INDEX PLUS SMALL CAP (CONTINUED)
--------------------------------------------------------------------------------

                                                      NUMBER OF        MARKET
                                                       SHARES           VALUE
                                                     ----------      ----------
PRODUCER GOODS (CONTINUED)
C&D Technologies, Inc. .......................              300      $    9,638
Cable Design Technologies, Inc. + ............              700          13,562
Castle (A.M.) & Co. ..........................              300           3,713
Commercial Metals Co. ........................              300           9,788
Commonwealth Industries, Inc. ................              700           7,000
CommScope, Inc. + ............................            2,300          91,712
Graco, Inc. ..................................              900          30,150
Griffon Corp. + ..............................              800           5,900
Hughes Supply, Inc. ..........................              900          19,519
Idex Corp. ...................................              800          19,700
Intermagnetics General Corp. + ...............              300           1,763
Intermet Corp. ...............................              500           5,063
Ionics, Inc. + ...............................              400          11,800
Lawson Products, Inc. ........................              200           4,550
Lilly Industries,  Inc. ......................              600           8,063
MacDermid, Inc. ..............................              500          16,937
McWhorter Technologies, Inc. + ...............              200           2,738
Mueller Industries, Inc. + ...................            1,200          38,325
Oak Industries, Inc. + .......................              300          12,300
Paxar Corp. + ................................            1,200          11,175
Regal-Beloit Corp. ...........................              500          10,875
Reliance Steel & Aluminum Co. ................            1,200          25,200
Robbins & Myers, Inc. ........................              300           4,856
Roper Industries, Inc. .......................              800          24,700
Scott Technologies, Inc. + ...................              700          13,300
SLI, Inc. + ..................................            1,300          13,975
Smith (A.O.) Corp. ...........................              300           7,275
Specialty Equipment Companies, Inc. + ........              500          10,437
SPS Technologies, Inc. + .....................              600          18,600
Standex International Corp. ..................              500          10,344
Steel Technologies, Inc. .....................              300           3,506
Thomas Industries, Inc. ......................              600          10,725
Tower Automotive, Inc. + .....................            2,000          32,625
Tredegar Industries, Inc. ....................            1,400          30,712
Valmont Industries, Inc. .....................              700          12,162
Wolverine Tube, Inc. + .......................              700           9,625
Zebra Technologies, Inc. + ...................            1,400          76,125
                                                                     ----------
                                                                        744,987
                                                                     ----------
SEMICONDUCTORS AND ELECTRONICS (11.3%)
Adaptive Broadband Corp. + ...................              200           7,388
Allen Telecom Inc. + .........................              400           3,625
Alpha Industries, Inc. + .....................              700          38,675
Artesyn Technologies, Inc. ...................            1,300          25,675
Aspect Telecommunications Corp. + ............            1,600          40,300
Benchmark Electronics, Inc. + ................              400           6,400
Burr-Brown Corp. + ...........................            1,600          62,900
C-COR.net Corp. + ............................              300          11,775
C-Cube Microsystems, Inc. + ..................            1,300          57,850
Centigram Communications Corp. + .............              100             950
Cognex Corp. + ...............................            1,000          29,938
CTS Corp. ....................................            1,000          56,562
Dallas Semiconductor Corp. ...................              600          35,325
Digital Microwave Corp. + ....................            1,400          20,825
DSP Communications, Inc. + ...................            1,100          38,706
Electro Scientific Industries, Inc. + ........              500          27,000
Electroglas, Inc. + ..........................              900          24,834
Esterline Technologies Corp. + ...............              400           5,500
Etec Systems, Inc. + .........................              500          19,094
General Semiconductor Corp. + ................            1,000          10,500
Hadco Corp. + ................................              700          25,725
Helix Technology Corp. .......................            1,000          40,313
Inter-Tel, Inc. ..............................              400           6,350
International Rectifier Corp. + ..............            2,300          44,706
Kemet Corp. + ................................            1,700          54,347
Kent Electronics Corp. + .....................              700          13,606
Lattice Semiconductor Corp. + ................            1,300          45,987
Methode Electronics, Inc. ....................              600           9,600
Micrel, Inc. + ...............................            1,400          76,125
Park Electrochemical Corp. ...................              500          17,438
Phototronics, Inc. + .........................              500          10,469
Pioneer Standard Electronics Corp. ...........              900          11,756
Plantronics, Inc. + ..........................              500          29,281
Plexus Corp. + ...............................              300           7,950
Powerwave Technologies, Inc. + ...............              800          52,050
S3 Inc. + ....................................            2,400          24,006
Vicor Corp. + ................................            1,000          27,750
                                                                     ----------
                                                                      1,021,281
                                                                     ----------
SPECIALTY CHEMICALS (1.0%)
Cambrex Corp. ................................              600          18,150
Chemed Corp. .................................              200           5,987
ChemFirst Inc. ...............................              500          13,437
Geon Co. (The) ...............................              900          23,625
OM Group, Inc. ...............................              500          18,750
Penford Corp. ................................              100           1,372
Quaker Chemical Corp. ........................              300           4,838
                                                                     ----------
                                                                         86,159
                                                                     ----------
STEEL (0.1%)
Quanex Corp. .................................              600          13,013
                                                                     ----------
SURFACE TRANSPORT (1.8%)
American Freightways Corp. + .................            1,300          26,812
Arkansas Best Corp. + ........................              900          12,488
Frozen Food Express Industries, Inc. .........              600           3,000
Heartland Express, Inc. + ....................              500           6,781
Kirby Corp. + ................................              400           7,250
Landstar Systems, Inc. + .....................              300          12,150
M.S. Carriers, Inc. + ........................              400          11,300
U.S. Freightways Corp. .......................            1,100          49,844
Werner Enterprises, Inc. .....................            1,225          19,523
Yellow Corp. + ...............................            1,000          17,000
                                                                     ----------
                                                                        166,148
                                                                     ----------
TEXTILES AND APPAREL (1.9%)
Ashworth, Inc. + .............................              200             837


28 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                      NUMBER OF        MARKET
                                                       SHARES           VALUE
                                                     ----------      ----------
TEXTILES AND APPAREL (CONTINUED)
Authentic Fitness Corp. ......................              900      $   17,494
Brown Shoe Co., Inc. .........................              700          12,469
Delta Woodside Industries, Inc. ..............              300             694
Justin Industries, Inc. ......................              600           8,400
K-Swiss Inc. .................................              400           5,150
Kellwood Co. .................................            1,300          22,994
Nautica Enterprises, Inc. + ..................              800          12,050
Oshkosh B'Gosh, Inc. .........................              800          16,400
Oxford Industries, Inc. ......................              400           8,600
Phillips-Van Heusen Corp. ....................            1,000           8,000
Quiksilver, Inc. + ...........................              750          10,594
Stride Rite Corp. ............................            1,800          11,812
Timberland Co. (The) + .......................              600          29,625
Wolverine World Wide, Inc. ...................            1,000          10,250
                                                                     ----------
                                                                        175,369
                                                                     ----------
TOBACCO (0.1%)
Schweitzer-Mauduit International, Inc. .......              400           4,775
                                                                     ----------
TOTAL COMMON STOCKS (COST $8,299,725) ........                        8,797,625
                                                                     ----------
                                                      PRINCIPAL
                                                       AMOUNT
                                                     ----------
SHORT-TERM INVESTMENTS (4.4%)
Federal Home Loan Bank,5.16%,11/01/99 ........       $  398,000         398,000
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS (COST $398,000) .                          398,000
                                                                     ----------
TOTAL INVESTMENTS (COST $8,697,725)(A) .......                        9,195,625

OTHER ASSETS LESS LIABILITIES ................                         (163,776)
                                                                     ----------
TOTAL NET ASSETS .............................                       $9,031,849
                                                                     ==========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $8,748,108. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains..............................                      $ 1,401,601

Unrealized losses.............................                         (954,084)
                                                                    -----------

 Net unrealized gain..........................                      $   447,517
                                                                    ===========

+     Non-income producing security.

Category percentages are based on net assets.


                                           See Notes to Financial Statements. 29

INDEX PLUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Investments sold .....................................................
 Fund shares sold .....................................................
 Variation margin .....................................................
 Reimbursement from Investment Adviser ................................
Deferred organizational expenses ......................................
     Total assets .....................................................

LIABILITIES:
Payable for:
 Dividends to shareholders ............................................
 Investments purchased ................................................
 Fund shares redeemed .................................................
Other liabilities .....................................................
     Total liabilities ................................................
      NET ASSETS ......................................................

NET ASSETS REPRESENTED BY:
Paid-in capital .......................................................
Net unrealized gain (loss) on investments and open futures contracts ..
Undistributed net investment income ...................................
Accumulated net realized gain (loss) on investments ...................
      NET ASSETS ......................................................

Cost of investments ...................................................
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................
Class A:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value and redemption price per share (net assets divided by shares outstanding) ..................................................
 Offering price (net asset value divided by 1 minus maximum sales load)
Class B:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................
Class C:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................


30 See Notes to Financial Statements.

--------------------------------------------------------------------------------

           INDEX PLUS BOND   INDEX PLUS LARGE CAP  INDEX PLUS MID CAP   INDEX PLUS SMALL CAP
           ----------------  --------------------  ------------------  ----------------------

             $15,494,333        $271,721,281          $11,571,037           $9,195,625
                     518                 964                  589                  982

                 207,626             205,213                8,950                5,135
                 223,831             818,427              109,565               50,732
                  11,409           4,851,242                3,163               15,565
                      --             130,000                   --                   --
                   9,240               1,022                9,502                9,936
                      --               3,405                   --                   --
             -----------        ------------          -----------           ----------
              15,946,957         277,731,554           11,702,806            9,277,975
             -----------        ------------          -----------           ----------


                  66,630                  --                   --                   --
                 424,186           3,166,133              447,685              202,292
                      --             168,069               10,000                   --
                  39,627             286,910               42,408               43,834
             -----------        ------------          -----------           ----------
                 530,443           3,621,112              500,093              246,126
             -----------        ------------          -----------           ----------
             $15,416,514        $274,110,442          $11,202,713           $9,031,849
             ===========        ============          ===========           ==========

             $15,957,550        $244,890,637          $ 9,177,491           $9,013,561
                (488,774)         34,202,832              509,217              497,900
                  34,461             656,469               38,471                6,921
                 (86,723)         (5,639,496)           1,477,534             (486,533)
             -----------        ------------          -----------           ----------
             $15,416,514        $274,110,442          $11,202,713           $9,031,849
             ===========        ============          ===========           ==========

             $15,983,107        $237,741,608          $11,061,820           $8,697,725


               1,383,323           8,086,956              536,031              592,850
             $13,342,375        $141,377,283          $ 6,806,482           $5,901,674
             $      9.65        $      17.48          $     12.70           $     9.95

                 157,295           4,718,001              271,230              236,698
             $ 1,517,590        $ 81,907,871          $ 3,434,199           $2,348,113
             $      9.65        $      17.36          $     12.66           $     9.92
             $      9.95        $      17.90          $     13.05           $    10.23


                  33,936           1,001,009               35,325               19,578
             $   327,074        $ 17,386,027          $   445,549           $  193,490
             $      9.64        $      17.37          $     12.61           $     9.88

                  23,808           1,929,827               41,023               59,603
             $   229,475        $ 33,439,261          $   516,483           $  588,572
             $      9.64        $      17.33          $     12.59           $     9.87


                                           See Notes to Financial Statements. 31

INDEX PLUS FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends ..............................................................
Interest ...............................................................

Foreign taxes withheld on dividends ....................................
     Total investment income ...........................................

INVESTMENT EXPENSES:
Investment advisory fees ...............................................
Administrative services fees ...........................................
Distribution plan fees - Class A .......................................
Distribution plan fees- Class B ........................................
Distribution plan fees - Class C .......................................
Shareholder services fees - Class B ....................................
Shareholder services fees - Class C ....................................
Organizational expenses ................................................
Printing and postage fees ..............................................
Custody fees ...........................................................
Transfer agent fees ....................................................
Audit fees .............................................................
Directors' fees ........................................................
Registration fees ......................................................
Miscellaneous expenses .................................................
Expenses before reimbursement and waiver from Investment Adviser .......
Expense reimbursement and waiver from Investment Adviser ...............
     Net expenses ......................................................
Net investment income ..................................................

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ...........................................................
 Futures contracts .....................................................
     Net realized gain (loss) on investments ...........................
Net change in unrealized gain or loss on:
 Investments ...........................................................
 Futures contracts .....................................................
     Net change in unrealized gain or loss on investments ..............
     Net realized and change in unrealized gain or loss on investments .
Net increase in net assets resulting from operations ...................


32 See Notes to Financial Statements.

--------------------------------------------------------------------------------

          INDEX PLUS BOND    INDEX PLUS LARGE CAP    INDEX PLUS MID CAP    INDEX PLUS SMALL CAP
         ------------------  ---------------------  --------------------  ----------------------

             $      --           $ 1,656,792            $  113,640              $  68,744
               925,381               398,491                 8,199                  8,539
             ---------           -----------            ----------              ---------
               925,381             2,055,283               121,839                 77,283
                    --               (18,427)                   --                    (31)
             ---------           -----------            ----------              ---------
               925,381             2,036,856               121,839                 77,252
             ---------           -----------            ----------              ---------

                53,157               667,633                42,217                 35,558
                15,188               148,363                 9,381                  7,902
                 1,877                84,334                 3,824                  3,569
                 1,344                45,465                 1,693                  1,050
                 1,051                81,946                 1,491                  1,951
                   448                15,155                   564                    350
                   526                40,973                   746                    976
                    --                 1,594                    --                     --
                 5,198                17,924                 3,668                  3,562
                 6,052                38,149                 9,748                 12,462
                26,506                96,081                23,768                 23,118
                21,276                21,937                19,354                 19,324
                   351                 2,902                   200                    160
                57,437               111,942                57,848                 57,856
                 1,078                 2,328                   470                    323
             ---------           -----------            ----------              ---------
               191,489             1,376,726               174,972                168,161
               (95,103)              (73,563)              (96,364)              (100,792)
             ---------           -----------            ----------              ---------
                96,386             1,303,163                78,608                 67,369
             ---------           -----------            ----------              ---------
               828,995               733,693                43,231                  9,883
             ---------           -----------            ----------              ---------



               (86,722)           (4,255,468)            1,588,978               (167,307)
                    --              (609,404)                   --                     --
             ---------           -----------            ----------              ---------
               (86,722)           (4,864,872)            1,588,978               (167,307)
             ---------           -----------            ----------              ---------

              (648,317)           29,605,979               152,005                995,209
                    --               223,159                    --                     --
             ---------           -----------            ----------              ---------
              (648,317)           29,829,138               152,005                995,209
             ---------           -----------            ----------              ---------
              (735,039)           24,964,266             1,740,983                827,902
             ---------           -----------            ----------              ---------
             $  93,956           $25,697,959            $1,784,214              $ 837,785
             =========           ===========            ==========              =========


                                           See Notes to Financial Statements. 33

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      INDEX PLUS BOND
                                           -------------------------------------
                                                                 PERIOD FROM
                                                              FEBRUARY 4, 1998
                                                              (COMMENCEMENT OF
                                              YEAR ENDED         OPERATIONS)
                                           OCTOBER 31, 1999  TO OCTOBER 31, 1998
                                           ----------------  -------------------
FROM OPERATIONS:
Net investment income ....................   $    828,995        $    606,227
Net realized gain (loss) on
 investments .............................        (86,722)             39,395
Net change in unrealized gain or loss
 on investments ..........................       (648,317)            159,543
                                             ------------        ------------
 Net increase in net assets resulting
  from operations ........................         93,956             805,165
                                             ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income ..............       (744,930)           (589,116)
 From net realized gains .................        (37,966)                 --
Class A:
 From net investment income ..............        (39,680)             (7,400)
 From net realized gains .................           (860)                 --
Class B:
 From net investment income ..............         (8,071)                 --
Class C:
 From net investment income ..............         (9,934)             (1,670)
 From net realized gains .................           (530)                 --
                                             ------------        ------------
 Decrease in net assets from
  distributions to shareholders ..........       (841,971)           (598,186)
                                             ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold ...............        168,879          14,938,009
 Net asset value of shares issued upon
  reinvestment of distributions ..........          2,545                 358
 Payments for shares redeemed ............     (1,087,208)           (183,308)
Class A:
 Proceeds from shares sold ...............      1,403,133             279,721
 Net asset value of shares issued upon
  reinvestment of distributions ..........         23,245                 545
 Payments for shares redeemed ............       (158,957)             (3,027)
Class B:
 Proceeds from shares sold ...............        480,036                  --
 Net asset value of shares issued upon
  reinvestment of distributions ..........          3,487                  --
 Payments for shares redeemed ............       (149,126)                 --
Class C:
 Proceeds from shares sold ...............        160,344             117,060
 Net asset value of shares issued upon
  reinvestment of distributions ..........          5,989                  71
 Payments for shares redeemed ............        (44,246)                 --
                                             ------------        ------------
 Net increase in net assets from fund
  share transactions .....................        808,121          15,149,429
                                             ------------        ------------
Net change in net assets .................         60,106          15,356,408
NET ASSETS:
Beginning of period ......................     15,356,408                  --
                                             ------------        ------------
End of period ............................   $ 15,416,514        $ 15,356,408
                                             ============        ============
End of period net assets includes
 undistributed net investment income .....   $     34,461        $      8,041
                                             ============        ============


34 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                      INDEX PLUS BOND
                                           -------------------------------------
                                                                 PERIOD FROM
                                                              FEBRUARY 4, 1998
                                                              (COMMENCEMENT OF
                                              YEAR ENDED         OPERATIONS)
                                           OCTOBER 31, 1999  TO OCTOBER 31, 1998
                                           ----------------  -------------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold ...................         16,676           1,493,797
 Number of shares issued upon
  reinvestment of distributions ..........            256                  36
 Number of shares redeemed ...............       (109,206)            (18,236)
                                             ------------        ------------
 Net increase (decrease) .................        (92,274)          1,475,597
                                             ============        ============
Class A:
 Number of shares sold ...................        143,678              27,862
 Number of shares issued upon
  reinvestment of distributions ..........          2,374                  54
 Number of shares redeemed ...............        (16,373)               (300)
                                             ------------        ------------
 Net increase ............................        129,679              27,616
                                             ============        ============
Class B:
 Number of shares sold ...................         49,103                  --
 Number of shares issued upon
  reinvestment of distributions ..........            361                  --
 Number of shares redeemed ...............        (15,528)                 --
                                             ------------        ------------
 Net increase ............................         33,936                  --
                                             ============        ============
Class C:
 Number of shares sold ...................         16,019              11,674
 Number of shares issued upon
  reinvestment of distributions ..........            610                   1
 Number of shares redeemed ...............         (4,496)                 --
                                             ------------        ------------
 Net increase ............................         12,133              11,675
                                             ============        ============


                                           See Notes to Financial Statements. 35

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                  INDEX PLUS LARGE CAP
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ....................   $    733,693        $    207,682
Net realized gain (loss) on investments ..     (4,864,872)             21,985
Net change in unrealized gain or loss on
 investments .............................     29,829,138           3,065,126
                                             ------------        ------------
 Net increase in net assets resulting
  from operations ........................     25,697,959           3,294,793
                                             ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income ..............       (217,266)           (110,122)
 From net realized gains on investments ..       (616,050)         (1,021,541)
Class A:
 From net investment income ..............        (36,703)            (14,875)
 From net realized gains on investments ..       (138,693)           (203,799)
Class C:
 From net investment income ..............         (8,165)                 --
 From net realized gains on investments ..        (30,913)                 --
                                             ------------        ------------
 Decrease in net assets from
  distributions to shareholders ..........     (1,047,790)         (1,350,337)
                                             ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold ...............    123,564,191          30,131,731
 Net asset value of shares issued upon
  reinvestment of distributions ..........        832,206             903,430
 Payments for shares redeemed ............    (31,063,653)        (11,798,341)
Class A:
 Proceeds from shares sold ...............     76,328,975           4,645,148
 Net asset value of shares issued upon
  reinvestment of distributions ..........        174,888             215,511
 Payments for shares redeemed ............     (6,767,588)           (619,211)
Class B:
 Proceeds from shares sold ...............     17,206,409                  --
 Payments for shares redeemed ............       (421,110)                 --
Class C:
 Proceeds from shares sold ...............     31,854,025             869,798
 Net asset value of shares issued upon
  reinvestment of distributions ..........         22,714                  --
 Payments for shares redeemed ............     (1,272,815)               (234)
                                             ------------        ------------
 Net increase in net assets from fund
  share transactions .....................    210,458,242          24,347,832
                                             ------------        ------------
Net change in net assets .................    235,108,411          26,292,288
NET ASSETS:
Beginning of period ......................     39,002,031          12,709,743
                                             ------------        ------------
End of period ............................   $274,110,442        $ 39,002,031
                                             ============        ============
End of period net assets includes
 undistributed net investment income .....   $    656,469        $    187,158
                                             ============        ============


36 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                  INDEX PLUS LARGE CAP
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold ...................      7,611,866           2,243,924
 Number of shares issued upon
  reinvestment of distributions ..........         53,313              76,110
 Number of shares redeemed ...............     (1,877,284)           (896,262)
                                             ------------        ------------
 Net increase ............................      5,787,895           1,423,772
                                             ============        ============
Class A:
 Number of shares sold ...................      4,646,032             349,075
 Number of shares issued upon
  reinvestment of distributions ..........         11,254              18,217
 Number of shares redeemed ...............       (408,016)            (46,866)
                                             ------------        ------------
 Net increase ............................      4,249,270             320,426
                                             ============        ============
Class B:
 Number of shares sold ...................      1,026,548                  --
 Number of shares redeemed ...............        (25,539)                 --
                                             ------------        ------------
 Net increase ............................      1,001,009                  --
                                             ============        ============
Class C:
 Number of shares sold ...................      1,939,788              66,231
 Number of shares issued upon
  reinvestment of distributions ..........          1,459                  --
 Number of shares redeemed ...............        (77,634)                (17)
                                             ------------        ------------
 Net increase ............................      1,863,613              66,214
                                             ============        ============


                                           See Notes to Financial Statements. 37

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                    INDEX PLUS MID CAP
                                           -------------------------------------
                                                                 PERIOD FROM
                                                              FEBRUARY 3, 1998
                                                              (COMMENCEMENT OF
                                              YEAR ENDED         OPERATIONS)
                                           OCTOBER 31, 1999  TO OCTOBER 31, 1998
                                           ----------------  -------------------
FROM OPERATIONS:
Net investment income ....................   $     43,231        $     32,283
Net realized gain (loss) on
 investments .............................      1,588,978            (111,444)
Net change in unrealized gain or loss
 on investments ..........................        152,005             357,212
                                             ------------        ------------
 Net increase in net assets resulting
  from operations ........................      1,784,214             278,051
                                             ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income ..............        (35,512)                 --
Class A:
 From net investment income ..............           (951)                 --
Class C:
 From net investment income ..............           (580)                 --
                                             ------------        ------------
 Decrease in net assets from
  distributions to shareholders ..........        (37,043)                 --
                                             ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold ...............        124,107           7,433,721
 Net asset value of shares issued upon
  reinvestment of distributions ..........            356                  --
 Payments for shares redeemed ............     (1,848,210)           (728,294)
Class A:
 Proceeds from shares sold ...............      3,195,101             336,925
 Net asset value of shares issued upon
  reinvestment of distributions ..........            555                  --
 Payments for shares redeemed ............       (194,298)            (60,728)
Class B:
 Proceeds from shares sold ...............        550,809                  --
 Payments for shares redeemed ............       (116,936)                 --
Class C:
 Proceeds from shares sold ...............        516,053             105,352
 Net asset value of shares issued upon
  reinvestment of distributions ..........            304                  --
 Payments for shares redeemed ............       (137,307)                (19)
                                             ------------        ------------
 Net increase in net assets from fund
  share transactions .....................      2,090,534           7,086,957
                                             ------------        ------------
Net change in net assets .................      3,837,705           7,365,008
NET ASSETS:
Beginning of period ......................      7,365,008                  --
                                             ------------        ------------
End of period ............................   $ 11,202,713        $  7,365,008
                                             ============        ============
End of period net assets includes
 undistributed net investment income .....   $     38,471        $     32,283
                                             ============        ============


38 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                    INDEX PLUS MID CAP
                                           -------------------------------------
                                                                 PERIOD FROM
                                                              FEBRUARY 3, 1998
                                                              (COMMENCEMENT OF
                                              YEAR ENDED         OPERATIONS)
                                           OCTOBER 31, 1999  TO OCTOBER 31, 1998
                                           ----------------  -------------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold ...................         10,664             743,122
 Number of shares issued upon
  reinvestment of distributions ..........             30                  --
 Number of shares redeemed ...............       (149,958)            (67,827)
                                             ------------        ------------
 Net increase (decrease) .................       (139,264)            675,295
                                             ============        ============
Class A:
 Number of shares sold ...................        260,944              32,119
 Number of shares issued upon
  reinvestment of distributions ..........             48                  --
 Number of shares redeemed ...............        (15,743)             (6,138)
                                             ------------        ------------
 Net increase ............................        245,249              25,981
                                             ============        ============
Class B:
 Number of shares sold ...................         44,836                  --
 Number of shares redeemed ...............         (9,511)                 --
                                             ------------        ------------
 Net increase ............................         35,325                  --
                                             ============        ============
Class C:
 Number of shares sold ...................         43,093               9,718
 Number of shares redeemed ...............        (11,786)                 (2)
                                             ------------        ------------
 Net increase ............................         31,307               9,716
                                             ============        ============


                                           See Notes to Financial Statements. 39

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                   INDEX PLUS SMALL CAP
                                           -------------------------------------
                                                                 PERIOD FROM
                                                              FEBRUARY 3, 1998
                                                              (COMMENCEMENT OF
                                              YEAR ENDED         OPERATIONS)
                                           OCTOBER 31, 1999  TO OCTOBER 31, 1998
                                           ----------------  -------------------
FROM OPERATIONS:
Net investment income ....................   $      9,883        $     13,432
Net realized loss on investments .........       (167,307)           (319,226)
Net change in unrealized gain or loss
 on investments ..........................        995,209            (497,309)
                                             ------------        ------------
 Net increase (decrease) in net assets
  resulting from operations ..............        837,785            (803,103)
                                             ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income ..............        (15,585)                 --
Class A:
 From net investment income ..............           (800)                 --
Class C:
 From net investment income ..............             (9)                 --
                                             ------------        ------------
 Decrease in net assets from
  distributions to shareholders ..........        (16,394)                 --
                                             ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold ...............        126,685           7,448,240
 Net asset value of shares issued upon
  reinvestment of distributions ..........            212                  --
 Payments for shares redeemed ............       (798,957)           (840,268)
Class A:
 Proceeds from shares sold ...............      2,285,453             398,453
 Net asset value of shares issued upon
  reinvestment of distributions ..........            645                  --
 Payments for shares redeemed ............       (371,781)             (6,624)
Class B:
 Proceeds from shares sold ...............        299,701                  --
 Payments for shares redeemed ............       (114,572)                 --
Class C:
 Proceeds from shares sold ...............        518,898             169,584
 Net asset value of shares issued upon
  reinvestment of distributions ..........              5                  --
 Payments for shares redeemed ............       (102,098)                (15)
                                             ------------        ------------
 Net increase in net assets from fund
  share transactions .....................      1,844,191           7,169,370
                                             ------------        ------------
Net change in net assets .................      2,665,582           6,366,267
NET ASSETS:
Beginning of period ......................      6,366,267                  --
                                             ------------        ------------
End of period ............................   $  9,031,849        $  6,366,267
                                             ============        ============
End of period net assets includes
 undistributed net investment income .....   $      6,921        $     13,432
                                             ============        ============


40 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                   INDEX PLUS SMALL CAP
                                           -------------------------------------
                                                                 PERIOD FROM
                                                              FEBRUARY 3, 1998
                                                              (COMMENCEMENT OF
                                              YEAR ENDED         OPERATIONS)
                                           OCTOBER 31, 1999  TO OCTOBER 31, 1998
                                           ----------------  -------------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold ...................         13,243             744,586
 Number of shares issued upon
  reinvestment of distributions ..........             22                  --
 Number of shares redeemed ...............        (81,146)            (83,855)
                                             ------------        ------------
 Net increase (decrease) .................        (67,881)            660,731
                                             ============        ============
Class A:
 Number of shares sold ...................        235,936              40,146
 Number of shares issued upon
  reinvestment of distributions ..........             67                  --
 Number of shares redeemed ...............        (38,716)               (735)
                                             ------------        ------------
 Net increase ............................        197,287              39,411
                                             ============        ============
Class B:
 Number of shares sold ...................         31,286                  --
 Number of shares redeemed ...............        (11,708)                 --
                                             ------------        ------------
 Net increase ............................         19,578                  --
                                             ============        ============
Class C:
 Number of shares sold ...................         53,101              17,559
 Number of shares issued upon
  reinvestment of distributions ..........              1                  --
 Number of shares redeemed ...............        (11,056)                 (2)
                                             ------------        ------------
 Net increase ............................         42,046              17,557
                                             ============        ============


                                           See Notes to Financial Statements. 41

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers four funds (each a Fund; collectively, the Funds) Aetna Index Plus Bond Fund (Index Plus Bond), Aetna Index Plus Large Cap Fund (Index Plus Large Cap), Aetna Index Plus Mid Cap Fund (Index Plus Mid Cap) and Aetna Index Plus Small Cap Fund (Index Plus Small Cap).

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Shareholders not eligible to purchase Class I shares can purchase shares in any other Class of the Funds. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year).

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.50%; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                              CLASS I              CLASS A             CLASS B           CLASS C
                              -------              -------             -------           -------
INDEX PLUS BOND          February 4, 1998      February 4, 1998     March 1, 1999     June 30, 1998
INDEX PLUS LARGE CAP     December 10, 1996     February 3, 1997     March 1, 1999     June 30, 1998
INDEX PLUS MID CAP       February 3, 1998      February 3, 1998     March 1, 1999     June 30, 1998
INDEX PLUS SMALL CAP     February 3, 1998      February 3, 1998     March 1, 1999     June 30, 1998

The following is each Fund's investment objective:

  INDEX PLUS BOND seeks maximum total return, consistent with preservation of capital, primarily through investment in a diversified portfolio of fixed-income securities, which will be chosen to substantially replicate the characteristics of the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of approximately 6,900 securities.

  INDEX PLUS LARGE CAP seeks to outperform the total return performance of the Standard and Poor's 500 Composite Index, while maintaining a market level of risk.

  INDEX PLUS MID CAP seeks to outperform the total return performance of the Standard and Poor's MidCap 400 Index, while maintaining a market level of risk.

  INDEX PLUS SMALL CAP seeks to outperform the total return performance of the Standard and Poor's SmallCap 600, while

--------------------------------------------------------------------------------

  maintaining a market level of risk.

Aeltus Investment Management, Inc. (Aeltus) serves as the investment adviser to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly-owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, with the exception of high yield securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board or Directors (Board).

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any. Illiquid and restricted securities are valued using market quotations when readily available.

D. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract.

E. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Internal Revenue Code. Thus, the financial statements contain no provision for federal income taxes.

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

G. LINE OF CREDIT

Certain series of Aetna Series Fund Inc. (including Index Plus Bond, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of GET Funds, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. For its services as Agent, Citibank, N.A. received an agent fee of $200,000. In addition, the revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the participating series will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The revolving credit facility became effective on November 30, 1999. As such, none of the Funds have incurred agent fees, commitment fees or interest expense as of October 31, 1999.

--------------------------------------------------------------------------------

H. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

I. DEFERRED ORGANIZATIONAL COSTS

Index Plus Large Cap paid organizational expenses in connection with its start-up and initial registration. Organizational expenses are being amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares representing initial capital of Index Plus Large Cap are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately preceding the redemption.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' investment advisory fee ranges and the annual effective rates before waivers as of October 31, 1999:

                                 FEE              EFFECTIVE
                                RANGE               RATE
                                -----             ---------
Index Plus Bond             0.35%-0.275%           0.35%
Index Plus Large Cap        0.45%-0.375%           0.45%
Index Plus Mid Cap          0.45%-0.375%           0.45%
Index Plus Small Cap        0.45%-0.375%           0.45%

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.225% of the average daily assets associated with these shares. For the period November 1, 1998 through October 31, 1999, Aeltus paid ALIAC $260,182.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to the principal underwriter at an annual rate of 0.25% of the average daily net assets of Class A of each Fund and 0.50% of the average daily net assets of Class B and Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by the principal underwriter in promoting the sale of Class A, Class B and Class C shares. The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors.

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

Presently, the Funds' class-specific expenses are limited to distribution fees incurred by Class A, Class B and Class C shares and service fees incurred by Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 1999 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the year ended October 31, 1999 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended October 31, 1999 were:

                                  COST OF PURCHASES    PROCEEDS FROM SALES
                                  -----------------    -------------------
Index Plus Bond                     $    6,865,647       $    4,837,865
Index Plus Large Cap                   301,033,449          107,832,264
Index Plus Mid Cap                      14,743,025           12,337,389
Index Plus Small Cap                     8,502,737            6,696,150

6. CAPITAL LOSS CARRYFORWARDS

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of October 31, 1999, the following capital loss carryforwards had been incurred:

                                                      YEAR OF EXPIRATION
                             TOTAL CAPITAL LOSS    -------------------------
                                CARRYFORWARD         2006            2007
                                ------------       ---------     -----------
Index Plus Bond                 $    80,699        $      --     $    80,699
Index Plus Large Cap              2,432,377               --       2,432,377
Index Plus Small Cap                436,149          246,235         189,914

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 14 billion shares. Of those 14 billion shares, all of the Funds, have been designated 100 million shares each of Class I, Class A, Class B and Class C shares. As of October 31, 1999, the following shares of the Funds were owned by ALIAC and its affiliates:

                               CLASS I      CLASS A      CLASS B     CLASS C
                               -------      -------      -------     -------
Index Plus Bond               1,379,724      10,000       10,070      7,814
Index Plus Large Cap          3,781,130          --           --         --
Index Plus Mid Cap              524,931      10,000        8,905         --
Index Plus Small Cap            578,305      10,000       11,223         --

INDEX PLUS FUNDS
ADDITIONAL INFORMATION
OCTOBER 31, 1999
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

In accordance with federal tax authorities, certain portions of the dividends taxable as ordinary income qualify for the corporate dividends received deduction. The following percentages reflect the portions of such dividends paid:

           Index Plus Large Cap                    38.32%
           Index Plus Mid Cap                      88.25%
           Index Plus Small Cap                   100.00%

In accordance with federal tax authorities, the Index Plus Large Cap Fund paid aggregate and per share dividends which qualify to be taxed at long-term capital gain rates of $93,147 and $0.0237, respectively.

YEAR 2000 (UNAUDITED)

The Funds' critical business systems were Year 2000 ready as of June 30, 1999: reviewed, fixed, tested and put into production. Like all firms, Aeltus relies on its business partners for some functions. Management will continue to monitor its Year 2000 progress to minimize potential risks. Aeltus has developed contingency plans based on a variety of internal and external factors, including areas of greatest potential impact to its customers, and created teams to handle unanticipated situations.

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS
INDEX PLUS BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                    PERIOD FROM
                                                                 FEBRUARY 4, 1998
                                                  YEAR ENDED     (COMMENCEMENT OF
                                                  OCTOBER 31,       OPERATIONS)
                  CLASS I                            1999       TO OCTOBER 31, 1998
-----------------------------------------------   ----------    -------------------
Net asset value, beginning of period ..........   $    10.14       $    10.00
                                                  ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................         0.54             0.40
 Net realized and change in unrealized gain
  or loss on investments ......................        (0.51)            0.14
                                                  ----------       ----------
   Total from investment operations ...........         0.03             0.54
                                                  ----------       ----------
LESS DISTRIBUTIONS:
 From net investment income ...................        (0.52)           (0.40)
                                                  ----------       ----------
   Total distributions ........................        (0.52)           (0.40)
                                                  ----------       ----------
Net asset value, end of period ................   $     9.65       $    10.14
                                                  ==========       ==========

Total return ..................................         0.61%            5.48%
Net assets, end of period (000's) .............   $   13,342       $   14,958
Ratio of net expenses to average net assets ...         0.60%            0.60%(1)
Ratio of net investment income to average
 net assets ...................................         5.49%            5.39%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .................         1.23%            1.42%(1)
Portfolio turnover rate .......................        32.66%           20.86%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


48 See Notes to Financial Statements.

INDEX PLUS BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                      PERIOD FROM
                                                                   FEBRUARY 4, 1998
                                                    YEAR ENDED     (COMMENCEMENT OF
                                                    OCTOBER 31,       OPERATIONS)
                  CLASS A                              1999       TO OCTOBER 31, 1998
-------------------------------------------------   -----------   -------------------
Net asset value, beginning of period ............    $   10.14          $ 10.00
                                                     ---------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.52             0.38
 Net realized and change in unrealized gain
  or loss on investments ........................        (0.51)            0.14
                                                     ---------          -------
   Total from investment operations .............         0.01             0.52
                                                     ---------          -------
LESS DISTRIBUTIONS:
 From net investment income .....................        (0.50)           (0.38)
                                                     ---------          -------
   Total distributions ..........................        (0.50)           (0.38)
                                                     ---------          -------
Net asset value, end of period ..................    $    9.65          $ 10.14
                                                     =========          =======

Total return ....................................         0.37%            5.29%
Net assets, end of period (000's) ...............    $   1,518          $   280
Ratio of net expenses to average net assets .....         0.85%            0.85%(1)
Ratio of net investment income to average
 net assets .....................................         5.24%            5.14%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ...................         1.48%            1.67%(1)
Portfolio turnover rate .........................        32.66%           20.86%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 49

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                                            (DATE OF INITIAL
                                                            PUBLIC OFFERING)
                        CLASS B                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------
Net asset value, beginning of period ...................         $ 9.93
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................           0.30
 Net realized and change in unrealized gain or loss on
  investments...........................................          (0.30)
                                                                 ------
   Total from investment operations ....................           0.00
                                                                 ------
LESS DISTRIBUTIONS:
 From net investment income ............................          (0.29)
                                                                 ------
   Total distributions .................................          (0.29)
                                                                 ------
Net asset value, end of period .........................         $ 9.64
                                                                 ======

Total return ...........................................          (0.01)%
Net assets, end of period (000's) ......................         $  327
Ratio of net expenses to average net assets ............           1.60%(1)
Ratio of net investment income to average net assets ...           4.49%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................           2.23%(1)
Portfolio turnover rate ................................          32.66%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


50 See Notes to Financial Statements.

INDEX PLUS BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                      PERIOD FROM
                                                                     JUNE 30, 1998
                                                  YEAR ENDED       (DATE OF INITIAL
                                                  OCTOBER 31,      PUBLIC OFFERING)
                  CLASS C                            1999         TO OCTOBER 31, 1998
------------------------------------------------  -----------     -------------------
Net asset value, beginning of period ...........    $ 10.13             $ 10.01
                                                    -------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................       0.47                0.16
 Net realized and change in unrealized gain
  or loss on investments .......................      (0.51)               0.11
                                                    -------             -------
   Total from investment operations ............      (0.04)               0.27
                                                    -------             -------
LESS DISTRIBUTIONS:
 From net investment income ....................      (0.45)              (0.15)
                                                    -------             -------
   Total distributions .........................      (0.45)              (0.15)
                                                    -------             -------
Net asset value, end of period .................    $  9.64             $ 10.13
                                                    =======             =======

Total return ...................................      (0.13)%              2.75%
Net assets, end of period (000's) ..............    $   229             $   118
Ratio of net expenses to average net assets ....       1.35%(1)            1.35%(1)
Ratio of net investment income to average
 net assets ....................................       4.74%(1)            4.64%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ..................       1.98%(1)            2.17%(1)
Portfolio turnover rate ........................      32.66%              20.86%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 51

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                    PERIOD FROM
                                                                 DECEMBER 10, 1996
                                  YEAR ENDED      YEAR ENDED     (COMMENCEMENT OF
                                  OCTOBER 31,     OCTOBER 31,       OPERATIONS)
           CLASS I                   1999            1998       TO OCTOBER 31, 1997
--------------------------------  -----------     -----------   -------------------
Net asset value, beginning of
 period .......................   $     13.78     $     12.43       $     10.00
                                  -----------     -----------       -----------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ........          0.11            0.13              0.12
 Net realized and change in
  unrealized gain or loss on
  investments .................          3.86            2.57              2.33
                                  -----------     -----------       -----------
   Total from investment
    operations ................          3.97            2.70              2.45
                                  -----------     -----------       -----------
LESS DISTRIBUTIONS:
 From net investment income ...         (0.07)          (0.13)            (0.02)
 From net realized gains on
  investments .................         (0.20)          (1.22)               --
                                  -----------     -----------       -----------
   Total distributions ........         (0.27)          (1.35)            (0.02)
                                  -----------     -----------       -----------
Net asset value, end of period    $     17.48     $     13.78       $     12.43
                                  ===========     ===========       ===========

Total return ..................         29.05%          23.46%            24.49%
Net assets, end of period
 (000's) ......................   $   141,377     $    31,671       $    10,876
Ratio of net expenses to
 average net assets ...........          0.70%           0.70%             0.70%(1)
Ratio of net investment income
 to average net assets ........          0.67%           0.96%             1.15%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ...........          0.75%           1.17%             1.95%(1)
Portfolio turnover rate .......         72.14%         124.16%            82.31%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


52 See Notes to Financial Statements.

INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                        PERIOD FROM
                                                                     FEBRUARY 3, 1997
                                    YEAR ENDED        YEAR ENDED     (DATE OF INITIAL
                                    OCTOBER 31,       OCTOBER 31,    PUBLIC OFFERING)
           CLASS A                     1999              1998       TO OCTOBER 31, 1997
------------------------------      -----------       -----------   -------------------
Net asset value, beginning of
 period ......................      $    13.70        $    12.36        $    10.57
                                    ----------        ----------        ----------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......            0.07              0.09              0.02
 Net realized and change in
  unrealized gain or loss on
  investments ................            3.84              2.56              1.77
                                    ----------        ----------        ----------
   Total from investment
    operations ...............            3.91              2.65              1.79
                                    ----------        ----------        ----------
LESS DISTRIBUTIONS:
 From net investment income ..           (0.05)            (0.09)               --
 From net realized gains on
  investments ................           (0.20)            (1.22)               --
                                    ----------        ----------        ----------
   Total distributions .......           (0.25)            (1.31)               --
                                    ----------        ----------        ----------
Net asset value, end of period      $    17.36        $    13.70        $    12.36
                                    ==========        ==========        ==========

Total return .................           28.78%            23.09%            16.93%
Net assets, end of period
 (000's) .....................      $   81,908        $    6,422        $    1,833
Ratio of net expenses to
 average net assets ..........            0.95%             0.99%             1.45%(1)
Ratio of net investment income
 to average net assets .......            0.42%             0.67%             0.16%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........            1.00%             1.46%             2.98%(1)
Portfolio turnover rate ......           72.14%           124.16%            82.31%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 53

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                                            (DATE OF INITIAL
                                                            PUBLIC OFFERING)
                        CLASS B                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------

Net asset value, beginning of period .....................     $    15.68
                                                               ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................          (0.04)
 Net realized and change in unrealized gain or loss on
  investments ............................................           1.73
                                                               ----------
   Total from investment operations ......................           1.69
                                                               ----------
Net asset value, end of period ...........................     $    17.37
                                                               ==========

Total return .............................................          10.78%
Net assets, end of period (000's) ........................     $   17,386
Ratio of net expenses to average net assets ..............           1.70%(1)
Ratio of net investment income to average net assets .....          (0.32)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................           1.75%(1)
Portfolio turnover rate ..................................          72.14%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


54 See Notes to Financial Statements.

INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                    PERIOD FROM
                                                                   JUNE 30, 1998
                                                  YEAR ENDED     (DATE OF INITIAL
                                                  OCTOBER 31,    PUBLIC OFFERING)
                  CLASS C                            1999       TO OCTOBER 31, 1998
---------------------------------------------     ----------   -------------------
Net asset value, beginning of period .......      $    13.74        $ 14.17
                                                  ----------        -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................           (0.01)          0.01
 Net realized and change in unrealized gain
  or loss on investments ...................            3.85          (0.44)
                                                  ----------        -------
   Total from investment operations ........            3.84          (0.43)
                                                  ----------        -------
LESS DISTRIBUTIONS:
 From net investment income ................           (0.05)            --
 From net realized gains on investment .....           (0.20)            --
                                                  ----------        -------
   Total distributions .....................           (0.25)            --
                                                  ----------        -------
Net asset value, end of period .............      $    17.33        $ 13.74
                                                  ==========        =======

Total return ...............................           28.17%         (3.04)%
Net assets, end of period (000's) ..........      $   33,439        $   910
Ratio of net expenses to average net assets             1.45%          1.43%(1)
Ratio of net investment income to average
 net assets ................................           (0.07)%         0.23%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ..............            1.50%          1.90%(1)
Portfolio turnover rate ....................           72.14%        124.16%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 55

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                   PERIOD FROM
                                                                FEBRUARY 3, 1998
                                                 YEAR ENDED     (COMMENCEMENT OF
                                                 OCTOBER 31,       OPERATIONS)
                  CLASS I                           1999       TO OCTOBER 31, 1998
---------------------------------------------    -----------   -------------------
Net asset value, beginning of period .......      $   10.36        $   10.00
                                                  ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................           0.07             0.04
 Net realized and change in unrealized gain
  or loss on investments ...................           2.32             0.32
                                                  ---------        ---------
   Total from investment operations ........           2.39             0.36
                                                  ---------        ---------
LESS DISTRIBUTIONS:
 From net investment income ................          (0.05)              --
                                                  ---------        ---------
   Total distributions .....................          (0.05)              --
                                                  ---------        ---------
Net asset value, end of period .............      $   12.70        $   10.36
                                                  =========        =========

Total return ...............................          23.14%            3.60%
Net assets, end of period (000's) ..........      $   6,806        $   6,996
Ratio of net expenses to average net assets            0.75%            0.75%(1)
Ratio of net investment income to average
 net assets ................................           0.55%            0.57%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ..............           1.78%            2.51%(1)
Portfolio turnover rate ....................         130.93%          129.87%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


56 See Notes to Financial Statements.

INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                     PERIOD FROM
                                                                  FEBRUARY 3, 1998
                                                   YEAR ENDED     (COMMENCEMENT OF
                                                   OCTOBER 31,       OPERATIONS)
                  CLASS A                             1999       TO OCTOBER 31, 1998
-----------------------------------------------    -----------   -------------------
Net asset value, beginning of period .........      $   10.34        $   10.00
                                                    ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................           0.04             0.02
 Net realized and change in unrealized gain
  or loss on investments .....................           2.32             0.32
                                                    ---------        ---------
   Total from investment operations ..........           2.36             0.34
                                                    ---------        ---------
LESS DISTRIBUTIONS:
 From net investment income ..................          (0.04)              --
                                                    ---------        ---------
   Total distributions .......................          (0.04)              --
                                                    ---------        ---------
Net asset value, end of period ...............      $   12.66        $   10.34
                                                    =========        =========

Total return .................................          22.81%            3.40%
Net assets, end of period (000's) ............      $   3,434        $     269
Ratio of net expenses to average net assets ..           1.00%            1.00%(1)
Ratio of net investment income to average
 net assets ..................................           0.30%            0.32%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ................           2.03%            2.76%(1)
Portfolio turnover rate ......................         130.93%          129.87%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 57

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                 PERIOD FROM
                                                                MARCH 1, 1999
                                                              (DATE OF INITIAL
                                                              PUBLIC OFFERING)
                        CLASS B                              TO OCTOBER 31, 1999
-----------------------------------------------------------  -------------------

Net asset value, beginning of period ......................         $ 11.23
                                                                    -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................           (0.04)
 Net realized and change in unrealized gain or loss on
  investments .............................................            1.42
                                                                    -------
   Total from investment operations .......................            1.38
                                                                    -------
Net asset value, end of period ............................         $ 12.61
                                                                    =======

Total return ..............................................           12.29%
Net assets, end of period (000's) .........................         $   446
Ratio of net expenses to average net assets ...............            1.75%(1)
Ratio of net investment income to average net assets ......           (0.45)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .......................................            2.78%(1)
Portfolio turnover rate ...................................          130.93%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


58 See Notes to Financial Statements.

INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                     PERIOD FROM
                                                                    JUNE 30, 1998
                                                   YEAR ENDED     (DATE OF INITIAL
                                                   OCTOBER 31,    PUBLIC OFFERING)
                  CLASS C                             1999       TO OCTOBER 31, 1998
-----------------------------------------------    -----------   -------------------
Net asset value, beginning of period ..........      $ 10.33           $ 10.92
                                                     -------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................        (0.02)            (0.01)
 Net realized and change in unrealized gain
  or loss on investments ......................         2.31             (0.58)
                                                     -------           -------
   Total from investment operations ...........         2.29             (0.59)
                                                     -------           -------
LESS DISTRIBUTIONS:
 From net investment income ...................        (0.03)               --
                                                     -------           -------
   Total distributions ........................        (0.03)               --
                                                     -------           -------
Net asset value, end of period ................      $ 12.59           $ 10.33
                                                     =======           =======

Total return ..................................        22.19%            (5.40)%
Net assets, end of period (000's) .............      $   516           $   100
Ratio of net expenses to average net assets ...         1.50%             1.50%(1)
Ratio of net investment income to average
 net assets ...................................        (0.20)%           (0.18)%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .................         2.53%             3.26%(1)
Portfolio turnover rate .......................       130.93%           129.87%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 59

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                 PERIOD FROM
                                                              FEBRUARY 3, 1998
                                               YEAR ENDED     (COMMENCEMENT OF
                                               OCTOBER 31,       OPERATIONS)
                  CLASS I                         1999       TO OCTOBER 31, 1998
---------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......     $    8.87        $   10.00
                                                ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................          0.02             0.02
 Net realized and change in unrealized gain
  or loss on investments ..................          1.08            (1.15)
                                                ---------        ---------
   Total from investment operations .......          1.10            (1.13)
                                                ---------        ---------
LESS DISTRIBUTIONS:
 From net investment income ...............         (0.02)              --
                                                ---------        ---------
   Total distributions ....................         (0.02)              --
                                                ---------        ---------
Net asset value, end of period ............     $    9.95        $    8.87
                                                =========        =========

Total return ..............................         12.46%          (11.30)%
Net assets, end of period (000's) .........     $   5,902        $   5,862
Ratio of net expenses to average net assets          0.75%            0.75%(1)
Ratio of net investment income to average
 net assets ...............................          0.22%            0.25%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............          2.03%            2.63%(1)
Portfolio turnover rate ...................         85.28%          100.41%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


60 See Notes to Financial Statements.

INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                    PERIOD FROM
                                                                 FEBRUARY 3, 1998
                                                  YEAR ENDED     (COMMENCEMENT OF
                                                  OCTOBER 31,       OPERATIONS)
                  CLASS A                            1999       TO OCTOBER 31, 1998
---------------------------------------------     -----------   -------------------
Net asset value, beginning of period ........      $    8.86        $ 10.00
                                                   ---------        -------
INCOME FROM INVESTMENT OPERATIONS:
 Net realized and change in unrealized gain
  or loss on investments ....................           1.07          (1.14)
                                                   ---------        -------
   Total from investment operations .........           1.07          (1.14)
                                                   ---------        -------
LESS DISTRIBUTIONS:
 From net investment income .................          (0.01)            --
                                                   ---------        -------
   Total distributions ......................          (0.01)            --
                                                   ---------        -------
Net asset value, end of period ..............      $    9.92        $  8.86
                                                   =========        =======

Total return ................................          12.13%        (11.40)%
Net assets, end of period (000's) ...........      $   2,348        $   349
Ratio of net expenses to average net assets .           1.00%          1.00%(1)
Ratio of net investment income to average
 net assets .................................          (0.02)%         0.00%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ...............           2.28%          2.88%(1)
Portfolio turnover rate .....................          85.28%        100.41%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 61

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                 PERIOD FROM
                                                                MARCH 1, 1999
                                                              (DATE OF INITIAL
                                                              PUBLIC OFFERING)
                        CLASS B                              TO OCTOBER 31, 1999
----------------------------------------------------------   -------------------

Net asset value, beginning of period .....................        $  8.91
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................          (0.05)
 Net realized and change in unrealized gain or loss on
  investments ............................................           1.02
                                                                  -------
   Total from investment operations ......................           0.97
                                                                  -------
Net asset value, end of period ...........................        $  9.88
                                                                  =======

Total return .............................................          10.89%
Net assets, end of period (000's) ........................        $   193
Ratio of net expenses to average net assets ..............           1.75%(1)
Ratio of net investment income to average net assets .....          (0.77)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................           3.03%(1)
Portfolio turnover rate ..................................          85.28%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


62 See Notes to Financial Statements.

INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                     PERIOD FROM
                                                                    JUNE 30, 1998
                                                   YEAR ENDED     (DATE OF INITIAL
                                                   OCTOBER 31,    PUBLIC OFFERING)
                  CLASS C                             1999       TO OCTOBER 31, 1998
-----------------------------------------------    -----------   -------------------
Net asset value, beginning of period ..........      $  8.84          $ 10.62
                                                     -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................        (0.05)           (0.02)
 Net realized and change in unrealized gain
  or loss on investments ......................         1.08            (1.76)
                                                     -------          -------
   Total from investment operations ...........         1.03            (1.78)
                                                     -------          -------
Net asset value, end of period ................      $  9.87          $  8.84
                                                     =======          =======

Total return ..................................        11.66%          (16.76)%
Net assets, end of period (000's) .............      $   589          $   155
Ratio of net expenses to average net assets ...         1.50%            1.50%(1)
Ratio of net investment income to average
 net assets ...................................        (0.52)%          (0.50)%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .................         2.78%            3.38%(1)
Portfolio turnover rate .......................        85.28%          100.41%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 63

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Aetna Index Plus Bond Fund, Aetna Index Plus Large Cap Fund, Aetna Index Plus Mid Cap Fund and Aetna Index Plus Small Cap Fund, portfolios of Aetna Series Fund, Inc. (collectively the Index Plus Funds), including the portfolios of investments as of October 31, 1999, and the related statements of operations for the year then ended and statements of changes in net assets for each of the years or periods in the two-year period then ended, and financial highlights for Aetna Index Plus Large Cap Fund for each of the years or periods in the three-year period then ended and financial highlights for Aetna Index Plus Bond Fund, Aetna Index Plus Mid Cap Fund and Aetna Index Plus Small Cap Fund for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Index Plus Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of the Index Plus Funds as of October 31, 1999, the results of their operations for the year then ended, changes in their net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years or periods specified above, in conformity with generally accepted accounting principles.


                                                /s/ KPMG LLP

Hartford, Connecticut
December 17, 1999


64